As filed with the Securities and Exchange Commission on April 1, 2005
                       1933 Act Registration No. 002-11357
                       1940 Act Registration No. 811-00582

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
     Pre-Effective Amendment No.    [   ]      [ ]
     Post-Effective Amendment No.   [109]      [X]
                  and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

     Amendment No.                  [64]       [X]

                        (Check appropriate box or boxes)

                          NEUBERGER BERMAN EQUITY FUNDS
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                     (Name and Address of Agent for Service)

                                 With copies to:
                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1221

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:
[ ] immediately upon filing pursuant to paragraph (b)
[ ] on December 17, 2004 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on [date] pursuant to paragraph (a)(1)
[X] 75 days after filing pursuant to paragraph (a)(2)
[ ] on [date] pursuant to paragraph (a)(2)

Title of Securities Being Registered:  Shares of International Institutional
Fund.

                          NEUBERGER BERMAN EQUITY FUNDS
            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 109 ON FORM N-1A


     This  post-effective   amendment  consists  of  the  following  papers  and
documents:

Cover Sheet

Contents of Post-Effective Amendment No. 109 on Form N-1A

Part A:  International Institutional Class Prospectus

Part B:  Statement of Additional Information

Part C:  Other Information

Signature Pages

Exhibits

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                              Subject to Completion
                 Preliminary Prospectus Dated [_________], 2005

                                     [LOGO]


                                                       NEUBERGER BERMAN
                                                       A LEHMAN BROTHERS COMPANY






Neuberger Berman
EQUITY FUNDS


                                                International Institutional Fund





PROSPECTUS [June 15, 2005]


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Neuberger Berman

CONTENTS

        EQUITY FUNDS

        International Institutional Fund . . . . . . . . . . . . . . . 1

        YOUR INVESTMENT

        Maintaining Your Account. . . . . . . . . . . . . . . . . . . .

        Share Prices . . . . . . . . . . . . . . . . . . . . . . . . .

        Distributions and Taxes . . . . . . . . . . . . . . . . . . . .

        Market Timing Policy . . . . . . . . . . . . . . . . . . . . .

        Portfolio Holdings Policy. . . . . . . . . . . . . . . .. . . .

        Related Performance. . . . . . . . . . . . . . . . . . . . . .


THIS FUND:

   o  is designed for investors with long-term goals in mind
   o offers you the opportunity to participate in financial markets through a professionally managed stock portfolio
   o also offers the opportunity to diversify your portfolio with a fund that invests using a combination of a growth and value approach
   o carries certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
  o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency
  o   normally invests at least 80% of its net assets in equity securities.

THE "NEUBERGER BERMAN" NAME AND LOGO ARE REGISTERED SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT INC." AND THE INDIVIDUAL FUND NAME IN THIS PROSPECTUS ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT INC.(C) 2005 NEUBERGER BERMAN MANAGEMENT INC. ALL RIGHTS RESERVED.

Neuberger Berman

INTERNATIONAL INSTITUTIONAL FUND                          Ticker Symbol: [     ]

GOAL & STRATEGY

THE FUND SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN COMMON STOCKS OF FOREIGN COMPANIES.

To pursue this goal, the fund invests mainly in foreign companies of any size, including companies in developed and emerging industrialized markets. The fund defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The fund seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the manager looks for well-managed and profitable companies that show growth potential and whose stock prices are undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected returns. The manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

The manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

FOREIGN STOCKS

There are many promising opportunities for investment outside the United States. These foreign markets often respond to different factors, and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

GROWTH VS. VALUE INVESTING

Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

                       1 INTERNATIONAL INSTITUTIONAL FUND

MAIN RISKS

Most of the fund's performance depends on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Although foreign stocks offer added diversification potential, world markets may all react in similar fashion to important economic or political developments. The value of your investment will rise and fall, sometimes sharply, and you could lose money.

Foreign stocks are subject to more risks than comparable U.S. stocks. This is in part because some foreign markets are less developed and foreign governments, economies, laws, tax codes, and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks --sometimes for years. The fund could also underperform if the manager invests in countries or regions whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

Mid- and small-cap stocks tend to be less liquid and more volatile than large-cap stocks. Any type of stock may underperform any other during a given period.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions.

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Bad economic news or changing investor perceptions can negatively affect growth stocks across several industries and sectors simultaneously. While the prices of any type of stock can rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks.

OTHER RISKS

The fund may use certain practices and securities involving additional risks. Borrowing, securities lending, and using derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The fund may use derivatives for hedging and for speculation. Hedging could reduce the fund's losses from currency fluctuations, but could also reduce its gains. In using certain derivatives to gain stock market exposure for excess cash holdings, the fund increases its risk of loss. A derivative instrument could fail to perform as expected. Any speculative investment could cause a loss for the fund.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY SHORT-TERM INVESTMENTS. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

                       2 INTERNATIONAL INSTITUTIONAL FUND

PERFORMANCE

Because the fund is new it has no performance to report. The fund is modeled after an existing mutual fund that is managed by Neuberger Berman Management Inc. and has a goal and strategy that are identical to the fund. Please see "Related Performance" for information on the performance of this fund and of similar accounts managed by the Neuberger Berman Management Inc.

                       3 INTERNATIONAL INSTITUTIONAL FUND

INVESTOR EXPENSES

The fund does not charge you any fees for buying or selling shares held for more than [60] days, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

 FEE TABLE
 -------------------------------------------------------------------
 SHAREHOLDER FEES
 (% of amount redeemed or exchanged)
 These are deducted directly from your investment.

 REDEMPTION FEE*                                              2.00
 This fee is charged on investments held [60] days or less.
 See "Redemption Fee" for more information.

 ANNUAL OPERATING EXPENSES
 (% of average net assets)**
 These are deducted from fund assets, so you pay them indirectly

                Management Fees                               1.00
 PLUS:          Distribution (12b-1) Fees                     None
                Other expenses*                               1.42
 -------------------------------------------------------------------
 EQUALS:        Total annual operating expenses               2.42
 -------------------------------------------------------------------
 MINUS:         Expense Reimbursement**                       1.57
 -------------------------------------------------------------------
 EQUALS:        Net Expenses                                  0.85
 -------------------------------------------------------------------

* Other expenses are estimated based on $25 million average net assets in the Fund.

** Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the fund through 8/31/2015, so that the total annual operating expenses of the fund are limited to 0.85% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The fund has agreed to repay NBMI for expenses reimbursed to the fund provided that repayment does not cause the fund's annual operating expenses to exceed 0.85% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                         1 Year            3 Years
Expenses                  $87               $271

                       4 INTERNATIONAL INSTITUTIONAL FUND

MANAGEMENT

BENJAMIN SEGAL is a Vice President of Neuberger Berman Management Inc. and Managing Director of Neuberger Berman, LLC. Segal joined the firm in 1999 and has been the manager since November 2003. Prior to that he was a co-manager since 2000. He was an assistant portfolio manager at another firm from 1997 to 1998. Prior to 1997, he held positions in international finance and consulting.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities.

Neuberger Berman Management Inc. is the fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide investment research and related services. Together, the Neuberger Berman affiliates manage $82.9 billion in total assets (as of 12/31/2004) and continue an asset management history that began in 1939. The fund will pay Neuberger Berman Management Inc. fees at the annual rate of 0.85% of the first $250 million of the fund's average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $500 million, 0.725% of the next $1 billion, and 0.70% of average daily net assets in excess of $2.5 billion for investment management services and 0.15% of average daily net assets for administrative services provided to the fund.

                       5 INTERNATIONAL INSTITUTIONAL FUND

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the fund was new and had no financial highlights to report.

                       6 INTERNATIONAL INSTITUTIONAL FUND

Neuberger Berman

YOUR INVESTMENT

      MAINTAINING YOUR ACCOUNT

Shares of the fund are available to you for investment through retirement savings programs such as pension and profit sharing plans and employee benefit trusts. The minimum initial investment is $5 million. Neuberger Berman Management Inc. reserves the right to waive this minimum investment for certain retirement plans.

To buy or sell shares of the fund, contact your retirement plan. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank. The fund does not issue certificates for shares.

Under certain circumstances, the fund reserves the right to:

   o  suspend the offering of shares
   o  reject any purchase order
   o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order
   o satisfy an order to sell fund shares with securities rather than cash, for certain very large orders
   o suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

PROCEEDS FROM THE SALE OF SHARES--The proceeds from the shares you sell are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:

   o  in unusual circumstances where the law allows additional time if needed
   o if a check you wrote to buy shares hasn't cleared by the time you sell those shares; clearance may take up to 15 calendar days from the date of purchase If you think you may need to sell shares soon after buying them, you can avoid the check clearing time by investing by wire.

UNCASHED CHECKS -- When you receive a check, you may want to deposit or cash it right away, as you will not receive interest on uncashed checks.

YOUR RETIREMENT PLAN

The fees and policies outlined in this prospectus are set by the fund and by Neuberger Berman Management Inc. However, most of the information you'll need for managing your investment will come from your retirement plan. This includes information on how to buy and sell shares, investor services, and additional policies.

In exchange for the services it offers, your retirement plan may charge fees, which are in addition to those described in this prospectus.

                                7 YOUR INVESTMENT

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your retirement plan acting on our behalf or as our agent) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

                                8 YOUR INVESTMENT

SHARE PRICES

Because shares of the fund do not have a sales charge, the price you pay for each share of the fund is the fund's net asset value per share. Unless a redemption fee is applied, the fund pays you the full share price when you sell shares. The Fund imposes a redemption fee on sales of fund shares held [60] days or less. See "Redemption Fee" for more information. Remember that your retirement plan may charge fees for its services.

The fund is open for business every day the New York Stock Exchange ("Exchange") is open. The Exchange is closed on all national holidays and Good Friday; fund shares will not be priced on those days or other days on which the Exchange is closed. The fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been accepted (see "Maintaining Your Account" for information on placing orders). Check with your retirement plan to find out by what time your order must be received so that it can be processed the same day. Depending on when your retirement plan accepts orders, it's possible that the fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

SHARE PRICE CALCULATIONS

The price of a share of the fund is the total value of the assets of the fund minus the liabilities of the fund, divided by the total number of shares of the fund outstanding. Because the value of the fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the fund uses market prices. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable.

When the fund believes a reported market price for a security does not reflect the amount the fund would receive on a current sale of that security, the fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The fund may also use these methods to value certain types of illiquid securities.

Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to the fund's NAV calculation. The fund may also use these methods to value securities that trade in a foreign market, if significant events that appear likely to affect the value of those securities occur between the time that foreign market closes and the time the New York Stock Exchange closes. Significant events may include (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector or country, (3) natural disasters or armed conflicts affecting a country or region, or (4) significant domestic or foreign market fluctuations. The effect of using fair value pricing is that a fund's net asset value will be subject to the judgment of the trustees' designee instead of being determined by market prices.
                                9 YOUR INVESTMENT

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- The fund pays out to shareholders any net investment income and net realized capital gains. Ordinarily, the fund makes any distributions once a year in December.

Consult your retirement plan about whether your income and capital gain distributions from the fund will be reinvested in shares of the fund or paid to you in cash.

HOW DISTRIBUTIONS ARE TAXED --Fund distributions you receive generally are not taxable to you, although withdrawals from your retirement plan generally are subject to tax.

HOW SHARE TRANSACTIONS ARE TAXED --Your retirement plan's sale or exchange of fund shares also will not result in a realized taxable gain or loss.

REDEMPTION FEE

If you sell your shares of the fund within [60] days or less of purchase, you will be charged a fee of 2.00% on the current net asset value of the shares sold. The fee is paid to the fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs.

The fund uses a "first in, first out" method to determine how long you have held your fund shares. This means that if you bought shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We will not impose the redemption fee on a redemption of:

   o shares acquired by reinvestment of dividends or other distributions of the fund;
   o  shares held in an account of certain qualified retirement plans;
   o shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to deter short-term trading; or
   o  shares held in certain rebalancing and asset allocation programs.

Shareholders purchasing through an investment provider should contact that provider to determine whether it imposes a redemption fee or has such a policy in place.

MARKET TIMING POLICY

Frequent purchases and redemptions in fund shares ("market-timing activities") can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the fund's trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. In furtherance of these policies, under certain circumstances, the fund reserves the right to reject any investment order or suspend the telephone order privilege.

To further discourage excessive trading, if a shareholder sells shares of the fund within [60] days of purchase, the shareholder will be charged a 2.00% fee on the current net asset value of the shares sold. The fee is paid to the fund to offset costs associated with short-term trading, such as portfolio transaction and administrative costs, and is imposed uniformly on all shareholders, with only a few exceptions: the fund will not impose a fee on a redemption of shares acquired by reinvestment of dividends or other distributions of the fund; shares held in an account of certain qualified retirement plans; shares purchased through other investment providers, if the provider imposes a similar type of fee or otherwise has a policy in place to

                               10 YOUR INVESTMENT
deter short-term trading; or shares held in certain rebalancing and asset allocation programs.

Neuberger Berman Management Inc. applies the fund's policies and procedures with respect to market-timing activities by monitoring trading activity in the fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of fund shares. These policies and procedures are applied consistently to all shareholders. Although the fund makes an effort to monitor for market-timing activities, the ability of the fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the fund will be able to eliminate all market-timing activities.

PORTFOLIO HOLDINGS POLICY

A description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information. The top ten portfolio holdings for the fund are available at www.nb.com 15-30 days after the end of each fiscal quarter.

The complete portfolio holdings for the fund will be available at http://www.nb.com/ind/mutual_funds/prospectuses/ 15-30 days after month-end. The fund's complete portfolio holdings will remain available until a report on Form N-Q or Form N-CSR including the date of the posted information has been filed with the SEC.

                               11 YOUR INVESTMENT

RELATED PERFORMANCE

NEUBERGER BERMAN INTERNATIONAL FUND

As of the date of this prospectus, the fund is new and has no performance to report. The fund is modeled after Neuberger Berman International Fund, an existing fund that is managed by the Neuberger Berman Management Inc. and has an investment objective, policies and strategies that are identical in all material respects to the fund. Neuberger Berman International Fund had a policy of investing primarily in mid- and large-cap stocks prior to September 1998 and its performance during that time might have been different if its current policies had been in effect.

Neuberger Berman Management Inc. has managed Neuberger Berman International Fund since its inception and its asset size as of December 31, 2004 was approximately $259 million.

Below you will find information about the prior performance of the Investor Class of Neuberger Berman International Fund. The Investor Class of Neuberger Berman International Fund has higher expenses and is sold through different distribution channels than the fund. Returns (before and after taxes) are based on past results and are not an indication of future performance.

The performance of Neuberger Berman International Fund does not represent the past performance of the fund and is not an indication of the future performance of the fund. You should not assume that the fund will have the same performance as Neuberger Berman International Fund. The performance of the fund may be better or worse than the performance of Neuberger Berman International Fund due to, among other things, differences in portfolio holdings, expenses, asset sizes, and cash flows between the fund and Neuberger Berman International Fund. Neuberger Berman International Institutional Fund has lower total expenses than the Investor Class of Neuberger Berman International Fund, which would have resulted in higher performance if Neuberger Berman International Institutional Fund's expenses had been applied to the performance of the Investor Class of Neuberger Berman International Fund.

The bar chart below shows how performance of the Investor Class of Neuberger Berman International Fund has varied from year to year. The table beside the chart shows what the return of the Investor Class of Neuberger Berman International Fund would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

NEUBERGER BERMAN INTERNATIONAL FUND - INVESTOR CLASS

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

[Bar Chart]

--------------------------------------------------------------------------------
 1995    1996    1997   1998    1999     2000     2001     2002   2003   2004
--------------------------------------------------------------------------------
7.88%  23.69%  11.21%  2.35%  65.86% (24.36)% (18.01)% (13.10)% 43.30% 30.33%
--------------------------------------------------------------------------------

                               12 YOUR INVESTMENT

Best quarter:  Q4 '99, 43.21%               Worst quarter: Q3 `98, (26.09)%

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/2004*
--------------------------------------------------------------------------------
NEUBERGER BERMAN INTERNATIONAL FUND             1 Year      5 Years     10 Years
INVESTOR CLASS
--------------------------------------------------------------------------------
Return Before Taxes                             30.33        0.13         9.75
--------------------------------------------------------------------------------
Return After Taxes on Distributions             30.33       (0.85)        9.17
--------------------------------------------------------------------------------
Return After Taxes on Distributions
 and Sale of Fund Shares                        19.98       (0.23)        8.49
--------------------------------------------------------------------------------
EAFE Index                                      20.70       (0.80)        5.94
--------------------------------------------------------------------------------
After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.
--------------------------------------------------------------------------------
INDEX DESCRIPTION:
The EAFE Index is an unmanaged index of stocks from Europe, Australasia, and the Far East.
--------------------------------------------------------------------------------

* Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses during the periods shown.

NBMI INTERNATIONAL COMPOSITE

The Neuberger Berman Management Inc. also manages other funds and separate accounts with investment objectives, policies and strategies that are substantially similar to the fund. Below you will find information about the prior performance of the NBMI International Composite. The NBMI International Composite consists of funds and separate accounts that invest mainly in foreign companies of any size, including companies in developed and emerging industrialized markets. A foreign company is one that is organized outside of the United States and conducts the majority of its business abroad.

The NBMI International Composite includes the performance of the Neuberger Berman International Fund. The separate accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance result of the NBMI International Composite.

The performance of NBMI International Composite does not represent the past performance of the fund and is not an indication of the future performance of the fund. You should not assume that the fund will have the same performance as NBMI International Composite. The performance of the fund may be better or worse than the performance of NBMI International Composite due to, among other things, differences in portfolio holdings, [sales charges,] expenses, asset sizes, and cash flows between the fund and the funds and separate accounts in the NBMI International Composite. The separate accounts in the NBMI International Composite generally have lower expenses and are sold through different distribution channels than the fund.

The bar chart below shows how performance of NBMI International Composite has varied from year to year. The table beside the chart shows what the return of the NBMI International Composite would equal if you averaged out actual performance over various lengths of time. The performance information shown below does not reflect the expenses of the funds and separate accounts that comprise the NBMI International Composite. If these expenses were reflected, the returns shown would be lower. This information is based on past performance; it's not a prediction of future results.

                               13 YOUR INVESTMENT

NBMI INTERNATIONAL COMPOSITE
YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR

[Bar Chart]

-----------------------------------------------------------------------------------
 1995    1996    1997   1998    1999      2000      2001      2002    2003     2004
-----------------------------------------------------------------------------------
9.71%  25.77%  13.08%  4.08%  68.35%  (23.24)%  (16.67)%  (11.60)%  45.74%   32.45%
-----------------------------------------------------------------------------------

Best quarter: [_____]               Worst quarter:  [______]

--------------------------------------------------------------------------------
                 AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/2004
--------------------------------------------------------------------------------
NBMI INTERNATIONAL COMPOSITE               1 Year      5 Years     10 Years
--------------------------------------------------------------------------------
Return Before Taxes                        32.45        1.77        11.55
--------------------------------------------------------------------------------
Return After Taxes on Distributions         N/A          N/A         N/A
--------------------------------------------------------------------------------
Return After Taxes on Distributions
 and Sale of Fund Shares                    N/A          N/A         N/A

--------------------------------------------------------------------------------
EAFE Index                                 20.70       (0.80)        5.94
--------------------------------------------------------------------------------
After-tax returns are calculated using the historical highest individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) or individual retirement accounts.
--------------------------------------------------------------------------------
INDEX DESCRIPTION:
The EAFE Index is an unmanaged index of stocks from Europe, Australasia, and the Far East.
--------------------------------------------------------------------------------

                               14 YOUR INVESTMENT

NEUBERGER BERMAN EQUITY FUNDS

INTERNATIONAL INSTITUTIONAL FUND

No load, sales charges or 12b-1 fees

If you'd like further details on this fund you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- The shareholder reports offer information about the fund's recent performance, including:

   o a discussion by the portfolio manager(s) about strategies and market conditions
   o  fund performance data and financial statements
   o  portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on this fund, including:

   o  various types of securities and practices, and their risks
   o  investment limitations and additional policies
   o  information about the fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
   NEUBERGER BERMAN MANAGEMENT INC.

Sub-adviser:
   NEUBERGER BERMAN, LLC

OBTAINING INFORMATION
YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR INVESTMENT PROVIDER, OR FROM:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue
2nd Floor New York, NY
10158-0180
800-877-9700
212-476-8800

Broker/Dealer and Institutional Services: 800-366-6264
Web site: www.nb.com
Email: fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

=================================
NEUBERGER BERMAN
---------------------------------
A LEHMAN BROTHERS COMPANY
=================================

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

SHAREHOLDER SERVICES:
800-877-9700


INSTITUTIONAL SERVICES
800-366-6264


www.nb.com

                           [GRAPHIC OMITTED]A0089 06/05 SEC file number: 811-582

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


                              Subject to Completion
     Preliminary Statement of Additional Information Dated [_________], 2005

--------------------------------------------------------------------------------

                          NEUBERGER BERMAN EQUITY FUNDS

                NEUBERGER BERMAN INTERNATIONAL INSTITUTIONAL FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED [JUNE 15, 2005]

--------------------------------------------------------------------------------

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

      Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund ("Fund") is a mutual fund that offers shares pursuant to a Prospectus dated [June 15, 2005].

      The Prospectus provides more information about the Fund that you should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the Prospectus carefully before investing.

      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

      No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

      The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2005 Neuberger Berman Management Inc. All rights reserved.

                                TABLE OF CONTENTS

                                                                            Page

INVESTMENT INFORMATION.........................................................3
     Investment Policies and Limitations.......................................3
     Cash Management and Temporary Defensive Positions.........................5

PERFORMANCE INFORMATION.......................................................24
     Average Annual Total Return Computations.................................24
     Average Annual Total Return After Taxes on Distributions.................25
     Average Annual Total Return After Taxes on Distributions
       and Sale of Fund Shares................................................25

CERTAIN RISK CONSIDERATIONS...................................................25

TRUSTEES AND OFFICERS.........................................................25

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................37
    Investment Manager and Administrator......................................37
    Sub-Adviser...............................................................39
    Portfolio Manager Disclosure..............................................40
    Investment Companies Managed..............................................42
    Codes of Ethics...........................................................45
    Management and Control of NB Management and Neuberger Berman..............45

DISTRIBUTION ARRANGEMENTS.....................................................46

ADDITIONAL PURCHASE INFORMATION...............................................46
    Share Prices and Net Asset Value (All Classes)............................46

ADDITIONAL REDEMPTION INFORMATION.............................................47
    Suspension of Redemptions.................................................47
    Redemptions in Kind.......................................................48

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................48

ADDITIONAL TAX INFORMATION....................................................49
    Taxation of the Fund......................................................49
    Taxation of the Fund's Shareholders.......................................52

FUND TRANSACTIONS.............................................................52
    Portfolio Turnover........................................................55
    Proxy Voting..............................................................56

PORTFOLIO HOLDINGS DISCLOSURE.................................................57

REPORTS TO SHAREHOLDERS.......................................................59

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................59

CUSTODIAN AND TRANSFER AGENT..................................................60

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................60

LEGAL COUNSEL.................................................................60

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................60

REGISTRATION STATEMENT........................................................60

APPENDIX A - RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER.................A-1

                             INVESTMENT INFORMATION

      The Fund is a separate operating series of Neuberger Berman Equity Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

      The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund may not be changed without the approval of the lesser of:

           (1) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

           (2) a majority of the outstanding shares of the Fund.

      These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations
-----------------------------------

      Except as set forth in the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund.

      The following investment policies and limitations are fundamental:

      1.   BORROWING.  The  Fund may not borrow money,  except that the Fund may
(i) borrow money from banks for temporary or emergency purposes and for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund's total assets, the Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

      2. COMMODITIES. The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts, options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currencies or forward contracts, or from investing in securities of any kind.

      3. DIVERSIFICATION. The Fund may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      4. INDUSTRY CONCENTRATION. The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

      5. LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

      6. REAL ESTATE. The Fund may not invest any part of its total assets in real estate or interests in real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing readily marketable securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

      7. SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted under the 1940 Act.

      8. UNDERWRITING. The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

      For purposes of the limitation on commodities, the Fund does not consider foreign currencies or forward contracts to be physical commodities.

      The Fund has the following fundamental investment policy:

           Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      The following investment policies and limitations are non-fundamental:

      1. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

      2. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

      3. ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

      4. EQUITY SECURITIES. The Fund normally invests at least 80% of its net assets in equity securities. Although this is a non-fundamental policy, the Trustees will not change this policy without 60 days' notice to shareholders. As used in this policy, "assets" means net assets plus the amount of any borrowing for investment purposes. The Fund may borrow for investment purposes.

CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS. For temporary defensive purposes, or to manage cash pending investment or payout, the Fund may invest up to 100% of its total assets in short-term foreign and U.S. investments, such as cash or cash equivalents, commercial paper, short-term bank obligations, U.S. Government and Agency Securities, and repurchase agreements. The Fund may also invest in such instruments to increase liquidity or to provide collateral to be held in segregated accounts.

      Pursuant to an exemptive order received from the SEC, the Fund also may invest up to 25% of its total assets in shares of a money market fund managed by NB Management or an affiliate of NB Management, to manage uninvested cash and cash collateral received in connection with securities lending.

Additional Investment Information
---------------------------------

      The Fund may make the following investments, among others; some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of the Fund's principal strategies are discussed in the Prospectus. The Fund may not buy all of the types of securities or use all of the investment techniques that are described.

      ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the trustees of the Trust, determines they are liquid. Most such securities held by the Fund are deemed liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Fund may be subject to legal restrictions which could be costly to the Fund.

      POLICIES AND LIMITATIONS. The Fund may invest up to 15% of its net assets in illiquid securities.

      REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund purchases securities from a bank that is a member of the Federal Reserve System, from a foreign bank or a U.S. branch or agency of a foreign bank or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers. If the Fund enters into a repurchase agreement subject to foreign law and the counter party defaults, that Fund may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

      POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Fund may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Fund may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

      SECURITIES LOANS. The Fund may lend securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Fund can loan securities through a separate operating unit of Neuberger Berman or an affiliate of Neuberger Berman, acting as agent. The Fund also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order.

      POLICIES AND LIMITATIONS. The Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily.

      RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity. NB Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

      Where registration is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

      POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Fund's 15% limit on investments in illiquid securities.

      REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

      POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement.

      LEVERAGE. The Fund may make investments while borrowings are outstanding. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in the Fund's net asset value ("NAV"). Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to the Fund's shareholders as dividends, if any, will be reduced. Reverse repurchase agreements create leverage and are considered borrowings for purposes of the Fund's investment limitations.

      POLICIES AND LIMITATIONS. Generally, the Fund does not intend to use leverage for investment purposes. It may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions.

      FOREIGN SECURITIES. The Fund may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Fund's rights as an investor.

      The Fund also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including
(1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on portfolio transactions.

      Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

      Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

      Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

      The Fund may invest in ADRs, European Depository Receipts (EDRs), Global Depository Receipts (GDRs), and International Depository Receipts (IDRs). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs are less likely to reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

      POLICIES  AND   LIMITATIONS.   The  Fund  invests   primarily  in  foreign
securities. Investments in securities of foreign issuers are subject to the Fund's quality standards.

      FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily within two months, although the Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

      When-issued purchases and forward commitment transactions enable the Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, the Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Fund may lose the opportunity to obtain a favorable price.

      The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund's NAV starting on the date of the agreement to purchase the securities. Because the Fund has not yet paid for the securities, this produces an effect similar to leverage. The Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund's NAV as long as the commitment to sell remains in effect.

      POLICIES AND LIMITATIONS. The Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it has been entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize capital gains or losses in connection with these transactions.

      When the Fund purchases securities on a when-issued or forward commitment basis, the Fund will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund maintains sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

      TECHNOLOGY SECURITIES. These include the securities of companies substantially engaged in offering, using, or developing products, processes, or services that provide, or that benefit significantly from, technological advances or that are expected to do so. Technology-related businesses include, among others: computer products, software, and electronic components; computer services; telecommunications; networking; Internet; and biotechnology, pharmaceuticals or medical technology. The products or services offered by issuers of technology securities quickly may become obsolete in the face of technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, technology companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Competitive pressures in the technology-related industries also may have a significant effect on the performance of technology securities.

      The issuers of technology securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.

            FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, OPTIONS
      ON SECURITIES AND INDICES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
               CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

      FUTURES CONTRACTS AND OPTIONS THEREON. The Fund may enter into futures contracts and options on currencies, single stocks, debt securities, interest rates, and securities indices (including those on a narrow-based index) that are traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such foreign exchange.

      The Fund may sell futures contracts to offset a possible decline in the value of its portfolio securities. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the portfolio securities declines and will tend to fall when the value of such securities increases. The Fund may purchase futures contracts to fix what NB Management believes to be a favorable price for securities the Fund intends to purchase. If a futures contract is purchased by the Fund, the value of the contract will tend to change together with changes in the value of such securities. To compensate for anticipated differences in volatility between positions the Fund wishes to hedge and the standardized futures contracts available to it, the Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge.

      With respect to currency futures, the Fund may sell a futures contract or a call option, or it may purchase a put option on such futures contract, if NB Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of portfolio securities denominated in that currency. If NB Management anticipates that a particular currency will rise, the Fund may purchase a currency futures contract or a call option to protect against an increase in the price of securities that are denominated in that currency and that the Fund intends to purchase. The Fund may also purchase a currency futures contract or a call option thereon for non-hedging purposes when NB Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Fund.

      For purposes of managing cash flow, the Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index").

      A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

      U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

      Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currency whenever it appears economically advantageous for it to do so.

      "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant or broker in order to initiate and maintain the Fund's futures positions. The margin deposit made by the Fund when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Fund will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess variation margin will be paid to the Fund. In computing its NAV, the Fund marks to market the value of its open futures positions. The Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant or broker holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

      An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

      Although the Fund believes that the use of futures contracts and options will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts and options are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts or options and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Fund's futures or options position and the securities held by or to be purchased for the Fund. The currency futures or options market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

      Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

      Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Fund, it could have an adverse impact on the Fund's NAV.

      Single stock and narrow-based security index futures, and options thereon, have not been permitted to trade in the United States until very recently. Therefore, it may be very difficult, at least initially, to predict how the markets in these instruments will behave, particularly in unusual circumstances. In addition, as some of the markets on which such instruments will trade are also new (such as derivatives transaction execution facilities or "DTEFs"), they have no operating history. In addition, DTEFs are principal markets; therefore, no clearing house in effect guarantees performance of the counter party to a contract executed on a DTEF.

      POLICIES AND LIMITATIONS. The Fund may purchase and sell futures for BONA FIDE hedging purposes, as defined in regulations of the CFTC, and for non-hedging purposes (I.E., in an effort to enhance income). The Fund may also purchase and write put and call options on such futures contracts for BONA FIDE hedging and non-hedging purposes.

      The Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the portfolio manager may use such futures and options to increase the Fund's exposure to the performance of a recognized securities index.

      CALL OPTIONS ON SECURITIES. The Fund may write covered call options and may purchase call options in related closing transactions. The Fund may purchase call options on securities. The purpose of writing call options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

      When the Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the call option. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

      The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

      If a call option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

      When the Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

      POLICIES AND LIMITATIONS. The Fund may write covered call options and may purchase call options on securities. The Fund may also write covered call options and may purchase call options in related closing transactions. The Fund writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Fund will not do).

      The Fund would purchase a call option to offset a previously written call option. The Fund may purchase call options for hedging or non-hedging purposes.

      PUT OPTIONS ON SECURITIES. The Fund may write and purchase put options on securities. The Fund will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.

      When the Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

      Portfolio securities on which put options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

      POLICIES AND LIMITATIONS. The Fund generally writes and purchases put options on securities for hedging purposes (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV). However, the Fund also may use put options for non-hedging purposes.

      GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The Fund also may purchase and sell European-style options, which are exercisable only immediately prior to their expiration date. The obligation under any option written by the Fund terminates upon expiration of the option or, at an earlier time, when the Fund offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

      Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. The Fund also may purchase and sell options that are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Fund and a counter party, with no clearing organization guarantee. Thus, when the Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless the Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter party's insolvency, the Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Fund may engage in OTC options transactions.

      The premium the Fund receives or pays when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

      Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

      The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

      The Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its inventory. In those cases, additional brokerage commissions are incurred.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

      POLICIES AND LIMITATIONS. The Fund may use American-style options. The Fund may also purchase and sell European-style options and may purchase and sell options that are traded on foreign exchanges.

      The assets used as cover (or held in a segregated account) for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      PUT AND CALL OPTIONS ON SECURITIES INDICES. The Fund may purchase put and call options on securities indices for the purpose of hedging against the risk of price movements that would adversely affect the value of the Fund's securities or securities the Fund intends to buy. The Fund may write securities index options to close out positions in such options that it has purchased.

      For purposes of managing cash flow, the Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index.

      Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

      The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indices on which options are available.

      Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

      POLICIES AND LIMITATIONS. The Fund may purchase put and call options on securities indices for the purpose of hedging. All securities index options purchased by the Fund will be listed and traded on an exchange. The Fund currently does not expect to invest a substantial portion of its assets in securities index options.

      For purposes of managing cash flow, the Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Fund will be listed and traded on an exchange.

      FOREIGN CURRENCY TRANSACTIONS. The Fund may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Fund also may engage in foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

      Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

      At the consummation of a forward contract to sell currency, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

      NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise or decrease in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

      However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established. If the Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Fund may experience delays in the settlement of its foreign currency transactions.

      The Fund may purchase securities of an issuer domiciled in a country other than the country in whose currency the instrument is denominated. The Fund may invest in securities denominated in the European Currency Unit, commonly referred to as the "Euro" ("ECU"), which is a "basket" consisting of a specified amount of the currencies of certain of the member states of the European Union. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Union from time to time to reflect changes in relative values of the underlying currencies. The market for ECUs may become illiquid at times of uncertainty or rapid change in the European currency markets, limiting the Fund's ability to prevent potential losses. In addition, the Fund may invest in securities denominated in other currency baskets.

      POLICIES AND LIMITATIONS. The Fund may enter into forward contracts for hedging or non-hedging purposes. When the Fund engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency. The Fund also may purchase and sell forward contracts for non-hedging purposes when NB Management anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Fund's investment portfolio.

      OPTIONS ON FOREIGN CURRENCIES. The Fund may write and purchase covered call and put options on foreign currencies. The Fund may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone.

      Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

      POLICIES AND LIMITATIONS. The Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, the Fund may purchase put and call options on foreign currencies for non-hedging purposes when NB Management anticipates that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in the Fund.

      REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. To the extent the Fund sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

      COVER FOR FINANCIAL INSTRUMENTS. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

      Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Fund's assets could impede Fund management or the Fund's ability to meet current obligations. The Fund may be unable to promptly dispose of assets that cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Fund.

      POLICIES AND LIMITATIONS. The Fund will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

      GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Fund and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Fund's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that the Fund's use of Financial Instruments will be successful.

      The Fund's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a RIC. See "Additional Tax

Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

      POLICIES AND LIMITATIONS. When hedging, NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Fund's underlying securities or currency. NB Management intends to reduce the risk that the Fund will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

      SHORT SALES. The Fund may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. The Fund also may use short sales in an attempt to realize gain. To effect a short sale, the Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

      The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

      The Fund also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

      The effect of short selling on the Fund is similar to the effect of leverage. Short selling may amplify changes in the Fund's NAV. Short selling also may produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

      POLICIES AND LIMITATIONS. Under applicable guidelines of the SEC staff, if the Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

      FIXED INCOME SECURITIES. While the emphasis of the Fund's investment program is on common stocks and other equity securities, the Fund also may invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Fund may invest in investment grade corporate bonds and debentures. The debt securities in which the Fund may invest include variable rate securities, the interest rates on which reset at specified intervals to reflect current market rates as defined by a certain index of reference rate, and floating rate securities, the interest rates on which reset whenever the specified index or reference rate changes. The Fund may invest in corporate debt securities rated below investment grade.

      U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as Ginnie Mae (also known as the Government National Mortgage Association), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

      "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

      The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Fund may rely on the ratings of any NRSRO, the Fund primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

      Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which the Fund may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Fund's fixed income investments is likely to rise. Typically, the longer the time to maturity of a given security, the greater is the change in its value in response to a change in interest rates. Foreign debt securities are subject to risks similar to those of other foreign securities.

      Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to the Fund warrants exposure to the additional level of risk.

      POLICIES AND LIMITATIONS. The Fund normally may invest up to 20% of its total assets in debt securities. The Fund may invest in domestic and foreign debt securities of any rating, including those rated below investment grade and Comparable Unrated Securities.

      Subsequent to its purchase by the Fund, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Fund. NB Management will make a determination as to whether the Fund should dispose of the downgraded securities.

      COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While some restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

      POLICIES AND LIMITATIONS. The Fund may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality. The Fund may invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated accounts.

      CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

      The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund's ability to achieve their investment objectives.

      POLICIES AND LIMITATIONS. Convertible debt securities are subject to the Fund's investment policies and limitations concerning fixed income securities.

      PREFERRED STOCK. The Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

      SWAP AGREEMENTS. The Fund may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Fund otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

      Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

      POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, the Fund will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

      JAPANESE INVESTMENTS. From time to time, the Fund may invest a significant portion of its assets in securities of Japanese issuers. The performance of the Fund may therefore be significantly affected by events influencing the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japan's economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China, and Russia.

      OTHER INVESTMENT COMPANY SECURITIES. The Fund may invest in the shares of other investment companies. Such investment may be the most practical or only manner in which the Fund can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Fund is ready to make an investment. The Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      As a shareholder in an investment company, the Fund would bear its PRO RATA share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Fund does not intend to invest in such investment companies unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management for cash management purposes, the Fund's investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets in the aggregate.

      INDEXED SECURITIES. The Fund may invest in indexed securities whose values are linked to currencies, interest rates, commodities, indices, or other financial indicators, domestic or foreign. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

      TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Fund's operations.

                             PERFORMANCE INFORMATION

      The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

Average Annual Total Return Computations
----------------------------------------

      The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of

$1,000 ("P") over a period of time ("n") according to the formula:

                                        n
                                  P(1+T) = ERV

      Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

      NB Management may from time to time waive a portion of its fees due from the fund or reimburse the Fund for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectus and in "Investment Management and Administration Services" below.

Average Annual Total Return After Taxes on Distributions
--------------------------------------------------------

      An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       n
                                 P(1+T) = ATV
                                             D

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares
--------------------------------------------------------------------------------

      An average annual rate of return after taxes on distribution and sale of fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                       n
                                 P(1+T) = ATV
                                             DR

                           CERTAIN RISK CONSIDERATIONS

      Although the Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              TRUSTEES AND OFFICERS

      The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

Information about the Board of Trustees
---------------------------------------

------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                PORTFOLIOS         OTHER
                      POSITION                                    IN FUND      DIRECTORSHIPS
                     AND LENGTH                                   COMPLEX       HELD OUTSIDE
NAME, AGE, AND         OF TIME                                  OVERSEEN BY   FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)    TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------
John Cannon (75)       Trustee     Consultant. Formerly,             41       Independent
                        since      Chairman, CDC Investment                   Trustee or
                         2000      Advisers (registered                       Director of
                                   investment adviser) , 1993                 three series of
                                   to January 1999; formerly,                 OppenheimerFunds:
                                   President and Chief                        Limited Term New
                                   Executive Officer, AMA                     York Municipal
                                   Investment Advisors, an                    Fund, Rochester
                                   affiliate of the American                  Fund Municipals,
                                   Medical Association.                       and Oppenheimer
                                                                              Convertible
                                                                              Securities Fund,
                                                                              since 1992.
------------------------------------------------------------------------------------------------
Faith Colish (69)      Trustee     Counsel, Carter Ledyard &         41       Director,
                        since      Milburn LLP (law firm)                     American Bar
                         1982      since October 2002;                        Retirement
                                   formerly, Attorney-at-Law                  Association
                                   and President, Faith                       (ABRA) since
                                   Colish, A Professional                     1997
                                   Corporation; 1980 to 2002.                 (not-for-profit
                                                                              membership
                                                                              association).
------------------------------------------------------------------------------------------------
C. Anne Harvey (67)    Trustee     Consultant, C.A. Harvey           41       President, Board
                        since      Associates since June                      of Associates to
                         2000      2001; formerly, Director,                  The National
                                   AARP, 1978 to December                     Rehabilitation
                                   2001.                                      Hospital's Board
                                                                              of Directors
                                                                              since 2002;
                                                                              formerly,
                                                                              Member,
                                                                              Individual
                                                                              Investors
                                                                              Advisory
                                                                              Committee to the
                                                                              New York Stock
                                                                              Exchange Board
                                                                              of Directors,
                                                                              1998 to June
                                                                              2002; formerly,
                                                                              Member, American
                                                                              Savings
                                                                              Education
                                                                              Council's Policy
                                                                              Board (ASEC),
                                                                              1998 to 2000;
                                                                              formerly,
                                                                              Member,
                                                                              Executive
                                                                              Committee, Crime
                                                                              Prevention
                                                                              Coalition of
                                                                              America, 1997 to
                                                                              2000.
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                PORTFOLIOS         OTHER
                      POSITION                                    IN FUND      DIRECTORSHIPS
                     AND LENGTH                                   COMPLEX       HELD OUTSIDE
NAME, AGE, AND         OF TIME                                  OVERSEEN BY   FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)    TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------
Barry Hirsch (71)      Trustee     Attorney-at-Law. Formerly,        41       None.
                        since      Senior Counsel, Loews
                         2000      Corporation (diversified
                                   financial corporation) May
                                   2002 until April 2003;
                                   formerly, Senior Vice
                                   President, Secretary and
                                   General Counsel, Loews
                                   Corporation.
------------------------------------------------------------------------------------------------
Robert A. Kavesh       Trustee     Marcus Nadler Professor           41       Director, The
(77)                    since      Emeritus of Finance and                    Caring Community
                         2000      Economics, New York                        (not-for-profit);
                                   University Stern School of                 formerly
                                   Business; formerly,                        Director, DEL
                                   Executive                                  Laboratories,
                                   Secretary-Treasurer,                       Inc. (cosmetics
                                   American Finance                           and
                                   Association from 1961 to                   pharmaceuticals)
                                   1979.                                      from 1978 to
                                                                              2004; formerly
                                                                              Director, Apple
                                                                              Bank for Savings
                                                                              from 1979 to
                                                                              1990; formerly
                                                                              Director,
                                                                              Western Pacific
                                                                              Industries, Inc.
                                                                              (public company)
                                                                              from 1972 to
                                                                              1986.
------------------------------------------------------------------------------------------------
Howard A. Mileaf       Trustee     Retired. Formerly, Vice           41       Director,
(67)                    since      President and Special                      WHX Corporation
                         1984      Counsel, WHX Corporation                   (holding
                                   (holding company) 1993 to                  company) since
                                   2001.                                      August 2002;
                                                                              Director,
                                                                              Webfinancial
                                                                              Corporation
                                                                              (holding
                                                                              company) since
                                                                              December 2002;
                                                                              Director, State
                                                                              Theatre of New
                                                                              Jersey
                                                                              (not-for-profit
                                                                              theater) since
                                                                              2000; formerly,
                                                                              Director, Kevlin
                                                                              Corporation
                                                                              (manufacturer of
                                                                              microwave and
                                                                              other products).
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                PORTFOLIOS         OTHER
                      POSITION                                    IN FUND      DIRECTORSHIPS
                     AND LENGTH                                   COMPLEX       HELD OUTSIDE
NAME, AGE, AND         OF TIME                                  OVERSEEN BY   FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)    TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------
William E. Rulon       Trustee     Retired. Formerly, Senior         41       Director,
(72)                    since      Vice President, Foodmaker,                 Pro-Kids Golf
                         1986      Inc. (operator and                         and Learning
                                   franchiser of restaurants)                 Academy (teach
                                   until January 1997.                        golf and
                                                                              computer usage
                                                                              to "at risk"
                                                                              children) since
                                                                              1998; formerly,
                                                                              Director,
                                                                              Prandium, Inc.
                                                                              (restaurants)
                                                                              from March 2001
                                                                              to  July 2002.
------------------------------------------------------------------------------------------------
Cornelius T. Ryan      Trustee     Founding General Partner,         41       Director,
(73)                    since      Oxford Partners and Oxford                 Capital Cash
                         1982      Bioscience Partners                        Management Trust
                                   (venture capital                           (money market
                                   partnerships) and                          fund),
                                   President, Oxford Venture                  Narragansett
                                   Corporation.                               Insured Tax-Free
                                                                              Income Fund,
                                                                              Rocky Mountain
                                                                              Equity Fund,
                                                                              Prime Cash Fund,
                                                                              several private
                                                                              companies and
                                                                              QuadraMed
                                                                              Corporation
                                                                              (NASDAQ).
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                PORTFOLIOS         OTHER
                      POSITION                                    IN FUND      DIRECTORSHIPS
                     AND LENGTH                                   COMPLEX       HELD OUTSIDE
NAME, AGE, AND         OF TIME                                  OVERSEEN BY   FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)    TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------
Tom Decker Seip        Trustee     General Partner, Seip             41       Director, H&R
(54)                    since      Investments LP (a private                  Block, Inc.
                         2000      investment partnership);                   (financial
                                   formerly, President and                    services
                                   CEO, Westaff, Inc.,                        company) since
                                   (temporary staffing), May                  May 2001;
                                   2001 to January 2002;                      Director,
                                   Senior Executive at the                    Forward
                                   Charles Schwab Corporation                 Management, Inc.
                                   from 1983 to 1999;                         (asset
                                   including Chief Executive                  management)
                                   Officer, Charles Schwab                    since 2001;
                                   Investment Management,                     formerly,
                                   Inc. and Trustee, Schwab                   Director,
                                   Family of Funds and Schwab                 General Magic
                                   Investments from 1997 to                   (voice
                                   1998; and Executive Vice                   recognition
                                   President-Retail                           software) 2001
                                   Brokerage, Charles Schwab                  to 2002;
                                   Investment Management from                 formerly,
                                   1994 to 1997.                              Director,
                                                                              E-Finance
                                                                              Corporation
                                                                              (credit
                                                                              decisioning
                                                                              services) 1999
                                                                              to 2003;
                                                                              formerly,
                                                                              Director,
                                                                              Save-Daily.com
                                                                              (micro investing
                                                                              services) 1999
                                                                              to 2003;
                                                                              Director,
                                                                              Offroad Capital
                                                                              Inc. (pre-public
                                                                              internet
                                                                              commerce
                                                                              company).
------------------------------------------------------------------------------------------------
Candace L.             Trustee     Private investor and              41       Director, The
Straight (57)           since      consultant specializing in                 Proformance
                         2000      the insurance industry;                    Insurance
                                   formerly, Advisory                         Company
                                   Director, Securitas                        (personal lines
                                   Capital LLC (a global                      property and
                                   private equity investment                  casualty
                                   firm dedicated to making                   insurance
                                   investments in the                         company) since
                                   insurance sector) 1998 to                  March 2004;
                                   December 2002.                             Director,
                                                                              Providence
                                                                              Washington
                                                                              (property and
                                                                              casualty
                                                                              insurance
                                                                              company) since
                                                                              December 1998;
                                                                              Director, Summit
                                                                              Global Partners
                                                                              (insurance
                                                                              brokerage firm)
                                                                              since October
                                                                              2000.
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                PORTFOLIOS         OTHER
                      POSITION                                    IN FUND      DIRECTORSHIPS
                     AND LENGTH                                   COMPLEX       HELD OUTSIDE
NAME, AGE, AND         OF TIME                                  OVERSEEN BY   FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)    TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------
Peter P. Trapp (60)    Trustee     Regional Manager for              41       None.
                        since      Atlanta Region, Ford Motor
                         2000      Credit Company since
                                   August 1997; formerly,
                                   President, Ford Life
                                   Insurance Company, April
                                   1995 to August 1997.
------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------
Edward I. O'Brien*     Trustee     Formerly, Member,                 41       Director, Legg
(76)                    since      Investment Policy                          Mason, Inc.
                         1993      Committee, Edward Jones,                   (financial
                                   1993 to 2001; President,                   services holding
                                   Securities Industry                        company) since
                                   Association ("SIA")                        1993; formerly,
                                   (securities industry's                     Director, Boston
                                   representative in                          Financial Group
                                   government relations and                   (real estate and
                                   regulatory matters at the                  tax shelters)
                                   federal and state levels)                  1993 to 1999.
                                   from 1974 to 1992; Adviser
                                   to SIA, November 1992 to
                                   November 1993.
------------------------------------------------------------------------------------------------
Jack L. Rivkin*       President    Executive Vice President          41       Director, Dale
(64)                 and Trustee   and Chief Investment                       Carnegie and
                        since      Officer, Neuberger Berman                  Associates, Inc.
                       December    Inc. (holding company)                     (private
                         2002      since 2002 and 2003,                       company) since
                                   respectively; Executive                    1998; Director,
                                   Vice President and Chief                   Emagin Corp.
                                   Investment Officer of                      (public company)
                                   Neuberger Berman since                     since 1997;
                                   December 2002 and 2003,                    Director,
                                   respectively; Director and                 Solbright Inc.
                                   Chairman, NB Management                    (private
                                   since December 2002;                       company) since
                                   formerly, Executive Vice                   1998; Director,
                                   President, Citigroup                       Infogate Corp.
                                   Investments Inc., from                     (private
                                   September 1995 to February                 company) since
                                   2002; formerly, Executive                  1997; Director,
                                   Vice President, Citigroup                  Broadway
                                   Inc. from September 1995                   Television
                                   to February 2002.                          Network (private
                                                                              company) since
                                                                              2000.
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                 NUMBER OF
                                                                PORTFOLIOS         OTHER
                      POSITION                                    IN FUND      DIRECTORSHIPS
                     AND LENGTH                                   COMPLEX       HELD OUTSIDE
NAME, AGE, AND         OF TIME                                  OVERSEEN BY   FUND COMPLEX BY
ADDRESS (1)           SERVED (2)   PRINCIPAL OCCUPATION(S) (3)    TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------
Peter E. Sundman*    Chairman of   Executive Vice President,         41       Director and
(45)                  the Board,   Neuberger Berman Inc.                      Vice President,
                        Chief      (holding company) since                    Neuberger &
                      Executive    1999; Head of Neuberger                    Berman Agency
                     Officer and   Berman Inc.'s Mutual Funds                 Inc. since 2000;
                       Trustee     and Institutional Business                 formerly,
                        since      since 1999; President and                  Director,
                         1999      Director, NB Management                    Neuberger Berman
                                   since 1999; Executive Vice                 Inc. (holding
                                   President, Neuberger                       company) from
                                   Berman since 1999;                         October 1999
                                   formerly, Principal,                       through March
                                   Neuberger Berman from 1997                 2003; Trustee,
                                   to 1999; Senior Vice                       Frost Valley
                                   President, NB Management                   YMCA.
                                   from 1996 to 1999.
------------------------------------------------------------------------------------------------

      (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

      (2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and
           (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

      (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

      * Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly-owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds for which NB Management serves as investment manager.

Information about the Officers of the Trust
-------------------------------------------

                             POSITION AND LENGTH OF TIME
NAME, AGE, AND ADDRESS (1)            SERVED (2)               PRINCIPAL OCCUPATION(S) (3)
--------------------------            ----------               ---------------------------
Claudia A. Brandon (48)          Secretary since 1985       Vice President-Mutual Fund Board
                                                            Relations, NB Management since
                                                            2000; Vice President, Neuberger
                                                            Berman since 2002 and employee
                                                            since 1999; formerly, Vice
                                                            President, NB Management from 1986
                                                            to 1999; Secretary, fourteen
                                                            registered investment companies for
                                                            which NB Management acts as
                                                            investment manager and
                                                            administrator (three since 2000,
                                                            four since 2002, three since 2003
                                                            and four since 2004).

Philip R. Carroll (70)         Chief Compliance Officer     Vice President, Neuberger Berman
                                      since 2004            since 2002; Associate General
                                                            Counsel, Neuberger Berman since
                                                            2001; Director-Mutual Fund
                                                            Compliance, NB Management since
                                                            1995; Chief Legal Officer, fourteen
                                                            registered investment companies for
                                                            which NB Management acts as
                                                            investment manager and
                                                            administrator (ten since 2003, four
                                                            since 2004); Chief Compliance
                                                            Officer, fourteen registered
                                                            investment companies for which NB
                                                            Management acts as investment
                                                            manager and administrator (fourteen
                                                            since 2004) and Lehman Brothers
                                                            First Trust Income Opportunity Fund.

Robert Conti (48)             Vice President since 2000     Senior Vice President, Neuberger
                                                            Berman since 2003; formerly, Vice
                                                            President, Neuberger Berman from
                                                            1999 to 2003; Senior Vice
                                                            President, NB Management since
                                                            2000; formerly, Controller, NB
                                                            Management until 1996; formerly,
                                                            Treasurer, NB Management from 1996
                                                            to 1999; Vice President, fourteen
                                                            registered investment companies for
                                                            which NB Management acts as
                                                            investment manager and
                                                            administrator (three since 2000,
                                                            four since 2002, three since 2003
                                                            and four since 2004).

Brian J. Gaffney (51)         Vice President since 2000     Managing Director, Neuberger Berman
                                                            since 1999; Senior Vice President,
                                                            NB Management since 2000; formerly,
                                                            Vice President, NB Management from
                                                            1997 to 1999; Vice President,
                                                            fourteen registered investment
                                                            companies for which NB Management
                                                            acts as investment manager and
                                                            administrator (three since 2000,
                                                            four since 2002, three since 2003
                                                            and four since 2004).

                             POSITION AND LENGTH OF TIME
NAME, AGE, AND ADDRESS (1)            SERVED (2)               PRINCIPAL OCCUPATION(S) (3)
--------------------------            ----------               ---------------------------
Sheila R. James (39)        Assistant Secretary since 2002  Employee, Neuberger Berman since
                                                            1999; formerly, Employee, NB
                                                            Management from 1991 to 1999;
                                                            Assistant Secretary, fourteen
                                                            registered investment companies for
                                                            which NB Management acts as
                                                            investment manager and
                                                            administrator (seven since 2002,
                                                            three since 2003 and four since
                                                            2004).

Kevin Lyons (49)            Assistant Secretary since 2003  Employee, Neuberger Berman since
                                                            1999; formerly, Employee, NB
                                                            Management from 1993 to 1999;
                                                            Assistant Secretary, fourteen
                                                            registered investment companies for
                                                            which NB Management acts as
                                                            investment manager and
                                                            administrator (ten since 2003 and
                                                            four since 2004).

John M. McGovern (34)       Assistant Treasurer since 2002  Vice President, Neuberger Berman since January 2004; Employee, NB
                                                            Management since 1993; Assistant
                                                            Treasurer, fourteen registered
                                                            investment companies for which NB
                                                            Management acts as investment
                                                            manager and administrator (seven
                                                            since 2002, three since 2003 and
                                                            four since 2004).

Barbara Muinos (46)            Treasurer and Principal      Vice President, Neuberger Berman
                               Financial and Accounting     since 1999; formerly, Assistant
                            Officer since 2002; formerly,   Vice President, NB Management from
                            Assistant Treasurer since 1996  1993 to 1999; Treasurer and
                                                            Principal Financial and Accounting
                                                            Officer, fourteen registered
                                                            investment companies for which NB
                                                            Management acts and investment
                                                            manager and administrator (seven
                                                            since 2002, three since 2003 and
                                                            four since 2004); formerly,
                                                            Assistant Treasurer, three
                                                            registered investment companies for
                                                            which NB Management acts as
                                                            investment manager and
                                                            administrator from 1996 until 2002.

Frederic B. Soule (58)        Vice President since 2000     Senior Vice President, Neuberger
                                                            Berman since 2003; formerly, Vice
                                                            President, Neuberger Berman from
                                                            1999 until 2003; formerly, Vice
                                                            President, NB Management from 1995
                                                            until 1999; Vice President,
                                                            fourteen registered investment
                                                            companies for which NB Management
                                                            acts as investment manager and
                                                            administrator (three since 2000,
                                                            four since 2002, three since 2003
                                                            and four since 2004).

____________________

      (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

      (2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

      (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees
---------------------

      The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of the Fund and reviews and approves the Fund's advisory and sub-advisory contracts and other principal contracts. It is the Fund's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Fund's management. The standing committees of the Board of Trustees are described below.

      AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Fund's accounting and financial reporting processes, their internal control over financial reporting and as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Fund's financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Fund's compliance with legal and regulatory requirements that relate to the Fund's accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Fund's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund's independent auditors; and (e) to act as a liaison between the Fund's independent auditors and the full Board. Its members are John Cannon, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2004, the Committee held seven meetings.

      CODE OF ETHICS COMMITTEE. The Code of Ethics Committee oversees the administration of the Trust's Code of Ethics, which restricts the personal securities transactions of employees, officers, and trustees. Its members are John Cannon, Faith Colish, C. Anne Harvey, Robert A. Kavesh (Chairman), Howard
A. Mileaf and Edward I. O'Brien. All members except for Mr. O'Brien are Independent Fund Trustees. During the fiscal year ended August 31, 2004, the Committee met one time. The entire Board received required quarterly reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

      CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for review and oversight of the Trust's principal contractual arrangements. Its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, William
E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2004, the Committee held two meetings.

      EXECUTIVE COMMITTEE. The Executive Committee has all the powers of the Board of Trustees when the Trustees are not in session. Its members are John Cannon, Howard A. Mileaf, Edward I. O'Brien, Jack L. Rivkin, William E. Rulon,

Cornelius T. Ryan and Peter E. Sundman (Chairman). All members except for Mr. O'Brien, Mr. Rivkin and Mr. Sundman are Independent Fund Trustees. During the fiscal year ended August 31, 2004, the Committee did not hold any meetings.

      NOMINATING COMMITTEE. The Nominating Committee is responsible for nominating individuals to serve as trustees, including as Independent Fund Trustees, as members of committees, and as officers of the Trust. Its members are C. Anne Harvey (Chairwoman), Barry Hirsch, Robert A. Kavesh, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Equity Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended August 31, 2004, the Committee held two meetings.

      PORTFOLIO TRANSACTIONS COMMITTEE. The Portfolio Transactions Committee from time to time reviews, among other things, quality of execution of portfolio trades, actual and potential uses of portfolio brokerage commissions, agency cross-transactions, information relating to the commissions charged by Neuberger Berman and Lehman Brothers, Inc. ("Lehman Brothers") to the Fund, and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability, reports prepared by third party consultants regarding the execution of the Fund's trades and the consideration given to alternative trading systems. Its members are Faith Colish, C. Anne Harvey, Cornelius T. Ryan, Candace L. Straight (Chairwoman) and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2004, the Committee held two meetings.

      PRICING COMMITTEE. The Pricing Committee oversees the procedures for pricing the Fund's portfolio securities, and from time to time may be called upon to establish or ratify the fair value of portfolio securities for which market prices are not readily available. Its members are John Cannon, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), William E. Rulon, and Tom D. Seip (Chairman). All members except for Mr. O'Brien are Independent Fund Trustees. During the fiscal year ended August 31, 2004, the Committee held three meetings.

      The Trust's Trust Instrument provides that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

      The following table sets forth information concerning the compensation of the trustees of the Trust. Neuberger Berman Equity Funds does not have any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/04

                                                       Total Compensation
                                                         from Investment
                                                        Companies in the
                                    Aggregate           Neuberger Berman
 Name and Position                Compensation            Fund Complex
  with the Trust                 from the Fund*         Paid to Trustees
 -----------------               --------------         ----------------

INDEPENDENT TRUSTEES

John Cannon                                    $                  $75,000
Trustee

Faith Colish                                   $                  $70,000
Trustee

C. Anne Harvey                                 $                  $70,000
Trustee

Barry Hirsch                                   $                  $70,000
Trustee

Robert A. Kavesh                               $                  $70,000
Trustee

Howard A. Mileaf                               $                  $70,000
Trustee

William E. Rulon                               $                  $70,000
Trustee

Cornelius T. Ryan                              $                  $80,000
Trustee

Tom Decker Seip                                $                  $65,500
Trustee

Candace L. Straight                            $                  $70,000
Trustee

Peter P. Trapp                                 $                  $67,500
Trustee

TRUSTEES WHO ARE "INTERESTED PERSONS"

Edward I. O'Brien                              $                  $70,000
Trustee

Jack L. Rivkin                                 $0                      $0
Trustee

Peter E. Sundman                               $0                      $0
Trustee

*Because the Fund has not completed its first full year since its organization, these amounts have been estimated for the current fiscal year ending [8/31/05].

      As the Fund was not operational prior to the date of this SAI, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

Ownership of Equity Securities by the Trustees
----------------------------------------------

      As of the date of this SAI, the Fund is new and has not yet issued any shares. The following table shows the aggregate dollar range that each Trustee held in all the funds in the Neuberger Berman Fund Family.

--------------------------------------------------------------------------------
                                  AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                  IN ALL REGISTERED INVESTMENT COMPANIES
                                  OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE                   COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
John Cannon                                                    $50,001-$100,000
--------------------------------------------------------------------------------
Faith Colish                                                      Over $100,000
--------------------------------------------------------------------------------
C. Anne Harvey                                                 $50,001-$100,000
--------------------------------------------------------------------------------
Barry Hirsch                                                      Over $100,000
--------------------------------------------------------------------------------
Robert A. Kavesh                                              $10,001 - $50,000
--------------------------------------------------------------------------------
Howard A. Mileaf                                                  Over $100,000
--------------------------------------------------------------------------------
William E. Rulon                                               $50,001-$100,000
--------------------------------------------------------------------------------
Cornelius T. Ryan                                                 Over $100,000
--------------------------------------------------------------------------------
Tom Decker Seip                                                   Over $100,000
--------------------------------------------------------------------------------
Candace L. Straight                                               Over $100,000
--------------------------------------------------------------------------------
Peter P. Trapp                                                 $50,001-$100,000
--------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Edward I. O'Brien                                                 Over $100,000
--------------------------------------------------------------------------------
Jack L. Rivkin                                                $10,001 - $50,000
--------------------------------------------------------------------------------
Peter E. Sundman                                                  Over $100,000
--------------------------------------------------------------------------------
      * Valuation as of December 31, 2004.

INDEPENDENT TRUSTEES OWNERSHIP OF SECURITIES

      No Independent Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

      NB Management serves as the investment manager to the Fund pursuant to a management agreement with the Trust, dated [ ], 2005 ("Management Agreement").

      The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund.

      NB Management provides to the Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. The Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.

      NB Management provides facilities, services, and personnel as well as accounting, record keeping and other services to the Fund pursuant to an administration agreements with the Trust dated [ ], 2005 ("Administration Agreement"). For such administrative services, the Fund pays NB Management a fee based on its average daily net assets, as described below.

      Under the Administration Agreement, NB Management also provides to the Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third-party investment providers, such as brokers, banks, or pension administrators ("Institutions"). NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or Institutions in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the Institutions solicit and gather shareholder proxies, performs services connected with the qualification of the Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

      NB  Management  enters  into   administrative   services  agreements  with
Institutions pursuant to which it compensates Institutions for accounting, recordkeeping and other services that they provide in connection with investments in the Fund.

      From time to time, the Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

      Institutions may be subject to federal or state laws that limit their ability to provide certain administrative or distribution related services. NB Management and the Fund intend to contract with Institutions for only those services they may legally provide. If, due to a change in laws governing Institutions or in the interpretation of any such law, an Institution is prohibited from performing some or all of the above-described services, NB Management or the Fund may be required to find alternative means of providing those services. Any such change is not expected to impact the Fund or their shareholders adversely.

Management and Administration Fees
----------------------------------

      For investment management services, the Fund pays NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Fund's average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $500 million, 0.725% of the next $1 billion, and 0.70% of average daily net assets in excess of $2.5 billion.

      For administrative services, the Fund pays NB Management a fee at the annual rate of 0.15% of that Fund's average daily net assets, plus out-of-pocket expenses for technology used for shareholder servicing. In most years, these out-of-pocket expenses are expected to be a fraction of a basis point (a basis point is 1/100 of a percentage point).

Waivers and Reimbursements
--------------------------

      NB Management has contractually undertaken to reimburse the Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 0.85% per annum of the Fund's average daily net assets. This undertaking lasts until August 31, 2015. The Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 0.85% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

      The Management Agreement continues until October 31, 2007. The Management Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management ("Independent Fund Trustees") and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in the Fund. The Administration Agreement continues until October 31, 2006. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

      The Management Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------

      NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Fund pursuant to a sub-advisory
agreement dated [          ], 200_ ("Sub-Advisory Agreement").

      The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

      The Sub-Advisory Agreement continues until October 31, 2007 and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in the Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Fund if it is assigned or if the Management Agreement terminates with respect to the Fund.

      Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

Portfolio Manager Disclosure
----------------------------

      Other Accounts Managed
      ----------------------

      Benjamin  Segal is the  portfolio  manager  for the Fund.  The table below
describes   the  other   accounts  for  which  he  has   day-to-day   management
responsibility as of December 31, 2004.

                                                         NUMBER OF
                                                      ACCOUNTS MANAGED     ASSETS MANAGED FOR
                          NUMBER OF   TOTAL ASSETS       FOR WHICH       WHICH ADVISORY FEE IS
                          ACCOUNTS       MANAGED      ADVISORY FEE IS      PERFORMANCE-BASED
    TYPE OF ACCOUNT        MANAGED    ($ MILLIONS)   PERFORMANCE-BASED        ($ MILLIONS)
------------------------------------------------------------------------------------------------
Benjamin Segal
------------------------------------------------------------------------------------------------
Registered Investment     1           $297           0                   $0
Companies
------------------------------------------------------------------------------------------------
Other Pooled Investment   0           $0             0                   $0
Vehicle
------------------------------------------------------------------------------------------------
Other Accounts            71          $166           0                   $0
------------------------------------------------------------------------------------------------

      Conflicts of Interest
      ---------------------

      [Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. NBMI, Neuberger Berman and the Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.]

      Compensation
      ------------

      The compensation program for all employees is a "total compensation" approach. Employees may be paid on a salary and annual performance-bonus or compensation may be production-based. Employees are able to participate in Lehman Brother's Equity Award Program. Through this program, a portion of employees' annual compensation is awarded in the form of an equity award (Restricted Stock Units and/or stock options). The Equity Award Program enables every employee of the Firm to own a part of Lehman Brothers. As shareholders, employees are encouraged to act like owners.

      Portfolio Managers managing institutional funds are compensated on a salaried basis and are eligible for discretionary bonuses, which are in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall fund performance in relation to their peers, ability to attract and retain clients, assets under management, the current market conditions and overall contribution to the firm. Managers are also evaluated on their willingness and effectiveness to work with sales staff, their franchise building activities, teamwork, people development and product development.

      Ownership of Securities
      -----------------------

      As of the date of this SAI, the Fund had no operations, therefore the portfolio managers did not own any securities in the Fund.

Board Consideration of the Management and Sub-Advisory Agreements
-----------------------------------------------------------------

      In evaluating the the Management and Sub-Advisory Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by NB Management and Neuberger Berman and met with senior representatives of NB Management and Neuberger Berman regarding their personnel, operations and financial condition. The Independent Fund Trustees were advised by independend legal counsel throughout this process.

      The Board considered the following factors to be of primary importance to its approval of the Management Agreement and Sub-Advisory Agreement: (1) the favorable history, reputation, qualifications, and background of NB Management and Neuberger Berman, as well as the qualifications of each entity's personnel and its financial condition; (2) the fee and expense ratio of the Fund relative to comparable mutual funds; (3) that the fee and expense ratio of the Fund appeared to the Board to be reasonable given the nature and quality of services expected to be provided; and (4) the commitment of NB Management to undertake a contractual expense limitation for the Fund.

      The Board evaluated the terms of the Management and Sub-Advisory Agreements and whether the Agreements were in the best interests of the Fund and its shareholders. The Board primarily considered the nature and quality of the services to be provided under the Agreements and the overall fairness of the Agreements to the Fund. With respect to the nature and quality of the services to be provided, the Board considered the performance of Neuberger Berman International Fund, a mutual fund managed by NB Management in a substantially identical investment style as the Fund, in comparison to relevant market indices and to a peer group of investment companies pursuing broadly similar strategies. The Board further considered the experience and expertise of and the degree of risk undertaken by the portfolio manager. The Board also considered NB Management's and Neuberger Berman's positive compliance history, as the firms have been free of significant compliance problems.

      With respect to the overall fairness of the Management and Sub-Advisory Agreements, the Board primarily considered the fee structure of the Agreements and considered whether there were likely to be any fall-out benefits resulting from NB Management's and Neuberger Berman's association with the Fund. The Board reviewed information from an independent data service about the rates of compensation paid to investment advisers, and overall expense ratios, for funds comparable in size, character and investment strategy to the Fund. The Board also considered the contractual limit on Fund expenses undertaken by NB Management, and the breakpoints built into the structure of the Fund's advisory fee. The Board concluded that the fees and other benefits likely to accrue to NB Management and its affiliates by virtue of their relationship to the Fund are reasonable in comparison with the benefits accruing to the Fund.

Investment Companies Managed
----------------------------

      As of December 31, 2004, the investment companies managed by NB Management had aggregate net assets of approximately $25.1 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                    Approximate
                                                                  Net Assets at
Name                                                          December 31, 2004
----                                                          -----------------

Neuberger Berman Cash Reserves.....................................$463,274,919
Neuberger Berman Government Money Fund.............................$502,621,971
Neuberger Berman High Income Bond Fund.............................$840,721,733
Neuberger Berman Limited Maturity Bond Fund........................$183,857,430
Neuberger Berman Municipal Money Fund..............................$501,714,447
Neuberger Berman Municipal Securities Trust.........................$36,579,217
Neuberger Berman Strategic Income Fund..............................$30,698,637
Neuberger Berman Century Fund.......................................$12,790,627
Neuberger Berman Fasciano Fund.....................................$479,058,985
Neuberger Berman Focus Fund......................................$1,658,516,157
Neuberger Berman Genesis Fund....................................$8,156,779,653
Neuberger Berman Guardian Fund...................................$1,656,019,647
Neuberger Berman International Fund................................$296,836,722
Neuberger Berman Manhattan Fund....................................$362,131,879
Neuberger Berman Millennium Fund....................................$52,521,602
Neuberger Berman Partners Fund...................................$1,838,576,651
Neuberger Berman Real Estate Fund...................................$44,800,481
Neuberger Berman Regency Fund.......................................$79,532,787
Neuberger Berman Socially Responsive Fund..........................$331,930,336
Neuberger Berman Advisers Management Trust.......................$2,119,040,914
Neuberger Berman Intermediate Municipal Fund Inc...................$490,611,672
Neuberger Berman California Intermediate Municipal Fund Inc........$160,821,586
Neuberger Berman New York Intermediate Municipal Fund Inc..........$130,877,727

                                                                    Approximate
                                                                  Net Assets at
Name                                                          December 31, 2004
----                                                          -----------------

Neuberger Berman Real Estate Income Fund Inc.......................$144,275,855
Neuberger Berman Realty Income Fund Inc............................$819,216,979
Neuberger Berman Real Estate Securities Income Fund, Inc. .........$813,483,058
Neuberger Berman Income Opportunity Fund Inc. .....................$424,132,820
Neuberger Berman Dividend Advantage Fund Inc. .....................$184,729,104
Institutional Liquidity Portfolio................................$2,272,830,744
Prime Portfolio....................................................$749,855,344

      The investment decisions concerning the Fund and the other registered investment companies managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Fund to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

      There may be occasions when the Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Fund's having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

      The Fund is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Fund, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------

      The Fund, NB Management and Neuberger Berman, LLC have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund's manager and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with the Fund or taking personal advantage of investment opportunities that may belong to the Fund. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Neuberger Berman
------------------------------------------------------------

      Neuberger Berman and NB Management are wholly-owned subsidiaries of Lehman Brothers Holdings, Inc., a publicly owned company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman, are: Kevin Handwerker, Jeffrey B. Lane, Robert Matza, Jeffrey S. Maurer, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Trustees and officers of the Trust.

      Lehman Brothers is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman
Brothers maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers' address is 745 Seventh Avenue, New York, New York 10019.

      According to a Schedule 13G jointly filed on February 14, 2005 by AXA Assurances I.A.R.D. Mutuelle, AXA Assurances Vie Mutuelle, AXA Conseil Vie Assurance Mutuelle, and AXA Courtage Assurance Mutuelle (collectively, the "Mutuelles AXA"), AXA ("AXA"), and AXA Financial, Inc., a subsidiary of AXA ("AFI"): (a) the Mutuelles AXA, which as a group control AXA, and AXA beneficially own 12,161,892 shares of common stock of Lehman Brothers solely for investment purposes and have sole voting power with respect to 5,998,759 of such shares, shared voting power with respect to 1,562,204 of such shares, sole dispositive power with respect to 12,160,907 of such shares, and shared dispositive power with respect to 985 of such shares, and (b) 12,117,617 of such shares are beneficially owned by Alliance Capital Management L.P., a subsidiary of AFI, and the remainder of such shares are beneficially owned by other affiliates of AXA. Addresses of the joint filers are as follows: the Mutuelles AXA, 370, rue Saint Honore, 75001 Paris, France and 26, rue Louis le Grand,

75002 Paris, France; AXA, 25, avenue Matignon, 75008 Paris, France; and AFI, 1290 Avenue of the Americas, New York, NY 10104.

                            DISTRIBUTION ARRANGEMENTS

Distributor
-----------

      NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares. The Fund's shares are offered on a no-load basis and are available only through Institutions that have made arrangements with NB Management for shareholder servicing and administration.

      In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

      From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of shares.

      The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement ("Distribution Agreement"). The Distribution Agreement continues until October 31, 200_. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

      The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for the Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

      The Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the last available bid price on that day. Debt obligations are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. The Fund values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the Board of Trustees of the Trust believes accurately reflects fair value.

      The Fund's foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchange no longer represent the amount that the Fund could expect to receive for the securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index.

      The Fund's securities are traded primarily in foreign markets that may be open on days when the NYSE is closed. As a result, the NAV of the Fund may be significantly affected on days when shareholders have no access to that Fund.

      If, after the close of the principal market on which a security is traded, and before the time the Fund's securities are priced that day, an event occurs that NB Management deems likely to cause a material change in the value of such security, the Board of Trustees of the Trust has authorized NB Management, subject to the Board's review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, funds are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the subsequent opening market price for that security.

      If NB Management believes that the price of a security obtained under the Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Board of Trustees of the Trust believe accurately reflects fair value.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

      The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

Redemptions in Kind
-------------------

      The Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. The Fund may pay in kind only those requests for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less. If payment is made in securities, a shareholder or Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS
                        ---------------------------------

      The Fund distributes to its shareholders substantially all of its net investment income (after deducting expenses), net capital gains, and net gains from foreign currency transactions earned or realized by the Fund. Capital gain realization is one factor that a portfolio manager may consider in deciding when to sell a security. The Fund's net investment income, for financial accounting purposes, consists of all income accrued on its assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Fund's NAV until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

      The  Fund  normally  pays  dividends   from  net  investment   income  and
distributions of net realized capital and foreign currency gains, if any, once annually, in December.

      The Fund's dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

      A cash election with respect to the Fund remains in effect until the shareholder (or Institution) notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver the Fund's mailings to a shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

      Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Fund
--------------------

      To continue to qualify for treatment as a RIC under the Code, the Fund - which is treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. With respect to the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

      If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (I.E. the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund's average earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" ("QDI") would be taxable at the rate for net capital gain (a maximum of 15%). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

      The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

      Dividends and interest the Fund receives, and gains it realizes, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes the Fund paid. Pursuant to that election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, his or her share of those taxes, (2) treat his or her share of those taxes and of any dividend the Fund paid that represents its income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) either use the foregoing information in calculating the foreign tax credit against his or her federal income tax or, alternatively, deduct the taxes deemed paid by him or her in computing his or her taxable income. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Individual shareholders of the Fund who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

      The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock or of any gain on its disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. The Fund's distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on "QDI."

      If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the

Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      The Fund may elect to "mark-to-market" any stock in a PFIC it owns at the end of its taxable year. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

      Investors should be aware that the Fund may not be able, at the time it acquires a foreign corporation's shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so.

      The Fund's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Fund realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

      Exchange-traded futures contracts (other than "securities futures contracts," as defined in section 1234B(c) of the Code), certain foreign currency contracts, and "nonequity" options (I.E., certain listed options, such as those on a "broad-based" securities index) that are subject to section 1256 of the Code ("Section 1256 contracts") are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it. The Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends that Fund must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

      If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to the Fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Taxation of the Fund's Shareholders
-----------------------------------

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      The Fund is required to withhold 28% of all dividends, capital gain distributions, and redemption proceeds otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions otherwise payable to such shareholders who otherwise are subject to backup withholding.

      As described in "Maintaining Your Account" in each Prospectus, the Fund may close a shareholder's account and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

                                FUND TRANSACTIONS

      Neuberger Berman and Lehman Brothers, Inc. ("Lehman") may act as broker for the Fund. In effecting securities transactions, the Fund seeks to obtain the best price and execution of orders.

      The Fund may, from time to time, loan portfolio securities to Neuberger Berman, Lehman and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by the Fund to Affiliated
Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by the Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Fund. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

      In effecting securities transactions, the Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Fund plans to continue to use Neuberger Berman and/or Lehman as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of the Fund receives give-ups or reciprocal business in connection with its securities transactions.

      The use of Neuberger Berman and Lehman as brokers for the Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934.
Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman to retain such compensation, and Neuberger Berman and Lehman have agreed to comply with the reporting requirements of Section 11(a).

      Under the 1940 Act, commissions paid by the Fund to Neuberger Berman and Lehman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Fund's policy that the commissions paid to Neuberger Berman and Lehman must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and
(2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management's judgment. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits

Neuberger Berman and Lehman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Fund unless an appropriate exemption is available.

      A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman to the Fund and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman effect brokerage transactions for the Fund must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

      To ensure that accounts of all investment clients, including the Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

      Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman may enter into agency cross-trades on behalf of the Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Fund cannot be an account over which Neuberger Berman or Lehman exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman reviews information about each agency cross-trade that the Fund participate in.

      The Fund expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman and Lehman. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

      In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers, industries as well as economic and financial data) which may otherwise be purchased for cash. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in this manner may be used in servicing any or all clients of

Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services described above, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

      A committee comprised of officers of NB Management and employees of Neuberger Berman who are Fund managers of some of the Fund and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

      The commissions paid to a broker other than Neuberger Berman and Lehman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Fund by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Fund's benefit.

      Benjamin E. Segal, a Vice President of NB Management and a Managing Director of Neuberger Berman, is the primarily responsible for making decisions as to specific action to be taken with respect to the investments of the Fund. He has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action.

Portfolio Turnover
------------------

      The Fund's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

Proxy Voting
------------

      The Board has delegated to Neuberger Berman the responsibility to vote proxies related to the securities held in the Fund's portfolios. Under this authority, Neuberger Berman is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and their shareholders. The Board permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

      Neuberger Berman has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the Fund. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

      Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger Berman's voting guidelines.

      For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines. For non-socially responsive clients, Neuberger Berman's guidelines adopt the voting recommendations of ISS. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

      In the event that an investment professional at Neuberger Berman believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

      If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional present a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

      Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                          PORTFOLIO HOLDINGS DISCLOSURE

Portfolio Holdings Disclosure Policy
------------------------------------

      The Fund prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Fund, rating and ranking organizations, and affiliated persons of the Fund or NB Management (the "Potential Recipients") unless such disclosure is consistent with the Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

      NB Management and the Fund have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Fund with a specific business reason to know the portfolio holdings of the Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The Fund's President or a Senior Vice President may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Fund prior to commencing its duties), and only with the written concurrence of Neuberger Berman Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

      Disclosure of portfolio holdings may be requested only by an officer of NB Management or the Fund by completing a holdings disclosure form. The completed form must be submitted to the Fund's President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Fund or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Fund or NB Management. Following this approval, the form is submitted to Neuberger Berman Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

      The Fund, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Fund's Chief Compliance Officer, the Board of Directors reviews the Fund's portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

      Pursuant to a Code of Ethics adopted by the Fund, NB Management and Neuberger Berman ("Code"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Fund except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Fund's shareholders. The Code also prohibits any person associated with the Fund, NB Management or Neuberger Berman, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Fund from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients
--------------------------------------

      The Fund currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

      STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). The Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, the Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to the Fund's activities and supplies the Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of the Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of the Fund, except with such Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

      RATING, RANKING AND RESEARCH AGENCIES. The Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. The Fund provide their complete portfolio holdings to: Vestek and Bloomberg L.P. each day; Standard and Poor's, a division of The McGraw-Hill Companies, Inc. and Lipper, a Reuters company on the second business day of each month; Morningstar, Inc. on the fifth calendar day of each month; and Capital Access on the tenth calendar day of each month. The Fund also provide their complete month-end portfolio holdings to DCI on the first business day of each following month so that DCI can create a list of the Fund's top 10 holdings. No compensation is received by the Fund, NB Management, Neuberger Berman or any other person in connection with the disclosure of this information. The Fund either have or expect to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.

                             REPORTS TO SHAREHOLDERS

      Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund. The Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

      The Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has twelve separate operating series. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

      Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Funds."

      DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a class may be borne solely by such class as determined by the Trustees and a class may have exclusive voting rights with respect to matters affecting only that class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      SHAREHOLDER MEETINGS. The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The Trustees will call special meetings of shareholders of the Fund or a class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote at the meeting.

      CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

      OTHER. Because Fund shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the

Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

                          CUSTODIAN AND TRANSFER AGENT

      The Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as the Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      [The Fund has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the Independent Registered Public Accounting Firm who will audit its financial statements.]

                                  LEGAL COUNSEL

      The Trust has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1221, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      The Fund has not yet commenced operations as of the date of this SAI and therefore had no beneficial and record owners of more than five percent of the Fund.

                             REGISTRATION STATEMENT

      This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund.

      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                                                                      APPENDIX A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER
-----------------------------------------------

S&P CORPORATE BOND RATINGS:
---------------------------

      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      CI - The rating CI is reserved for income bonds on which no interest is being paid.

      D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      MOODY'S CORPORATE BOND RATINGS:
      -------------------------------

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

      A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

      S&P COMMERCIAL PAPER RATINGS:

      A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

      MOODY'S COMMERCIAL PAPER RATINGS

      Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

      -    Leading market positions in well-established industries.

      -    High rates of return on funds employed.

      - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                          NEUBERGER BERMAN EQUITY FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 108 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.   Exhibits.
-------    --------

(a)         (1)    Restated Certificate of Trust.  Incorporated by Reference to
                   Post-Effective Amendment No. 82 to Registrant's Registration
                   Statement, File Nos. 2-11357 and 811-582 (Filed December 21,
                   1998).

            (2) Trust Instrument of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

            (3) Amended Trust Instrument Schedule A listing the current series and classes of Neuberger Berman Equity Funds. To be filed by subsequent amendment.

(b) By-Laws of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

(c)         (1)    Trust Instrument of Neuberger Berman Equity Funds, Articles
                   IV, V, and VI.  Incorporated by Reference to Post-Effective
                   Amendment No. 70 to Registrant's Registration Statement,
                   File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

            (2)    By-Laws of Neuberger Berman Equity Funds, Articles V, VI, and
                   VIII. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

(d)         (1)    (i)      Management Agreement Between Neuberger Berman Equity
                            Funds and Neuberger Berman Management Inc.
                            Incorporated by Reference to Post-Effective
                            Amendment No. 106 to Registrant's Registration
                            Statement, File Nos. 2-11357 and 811-582 (Filed
                            December 19, 2003).

                   (ii) Amended Management Agreement Schedules listing the current series of Neuberger Berman Equity Funds subject to the Management Agreement and the compensation under the Management Agreement. To be filed by subsequent amendment.

            (2)    (i)      Sub-Advisory Agreement Between Neuberger Berman
                            Management Inc. and Neuberger Berman, LLC with
                            Respect to Neuberger Berman Equity Funds.
                            Incorporated by Reference to Post-Effective
                            Amendment No. 106 to Registrant's Registration
                            Statement, File Nos. 2-11357 and 811-582 (Filed
                            December 19, 2003).

                   (ii) Amended Sub-Advisory Agreement Schedule listing the current series of Neuberger Berman Equity Funds subject to the Sub-Advisory Agreement. To be filed by subsequent amendment.

(e)         (1)    Distribution Agreement Between Neuberger Berman Equity Funds
                   and Neuberger Berman Management Inc. with Respect to Investor
                   Class Shares.  Incorporated by Reference to Post-Effective
                   Amendment No. 106 to Registrant's Registration Statement,
                   File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

            (2) Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Genesis Fund, International Fund and Manhattan Fund. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

            (3)    Distribution and Services Agreement Between Neuberger
                   Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares of Focus Fund, Guardian Fund, Millennium Fund, Partners Fund, Real Estate Fund, Regency Fund and Socially Responsive Fund. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).

            (4)    Distribution and Services Agreement Between Neuberger
                   Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19,
                   2003).

            (5)    Distribution Agreement Between Neuberger Berman Equity
                   Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19,
                   2003).

            (6) Distribution Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to International Institutional Fund. To be filed by subsequent amendment.

(f)         Bonus or Profit Sharing Contracts. None.

(g)         (1)    Custodian Contract Between Neuberger Berman Equity Funds and
                   State  Street  Bank  and  Trust  Company.   Incorporated   by
                   Reference to Post-Effective  Amendment No. 74 to Registrant's
                   Registration Statement,  File Nos. 2-11357 and 811-582 (Filed
                   December 15, 1995).

            (2) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

(h)         (1)    (i)      Transfer Agency and Service Agreement Between
                            Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to
                            Post-Effective Amendment No. 70 to Registrant's
                            Registration Statement, File Nos. 2-11357 and
                            811-582 (Filed August 30, 1995).

                   (ii) First Amendment to Transfer Agency and Service Agreement Between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                   (iii)    Second Amendment to Transfer Agency and
                            Service Agreement between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 12, 1997).

                   (iv) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 5, 1996).

            (2) Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Investor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19,
                   2003).

            (3) Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Advisor Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19,
                   2003).

            (4) Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Trust Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19,
                   2003).

            (5) Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to Institutional Class Shares. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19,
                   2003).

            (6) Administration Agreement Between Neuberger Berman Equity Funds and Neuberger Berman Management Inc. with Respect to International Institutional Fund. To be filed by subsequent amendment.

(i) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP with Respect to Securities Matters of the Registrant. To be filed by subsequent amendment.

(j) Consent of Independent Registered Public Accounting Firm. To be filed by subsequent amendment.

(k)         Financial Statements Omitted from Prospectus. None.

(l)         Letter of Investment Intent. None.

(m)         (1)    (i)      Plan Pursuant to Rule 12b-1 with Respect to Trust
                            Class of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 92 to
                            Registrant's Registration Statement, File Nos.
                            2-11357 and 811-582 (Filed December 13, 2000).

                   (ii) Amended Schedule A listing series of Neuberger Berman Equity Funds currently subject to the Trust Class plan pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 101 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 25, 2002).

            (2)    (i)      Plan Pursuant to Rule 12b-1 with Respect to Advisor
                            Class of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 92 to
                            Registrant's Registration Statement, File Nos.
                            2-11357 and 811-582 (Filed December 13, 2000).

                   (ii) Amended Schedule A listing series of Neuberger Berman Equity Funds currently subject to the Advisor Class plan pursuant to Rule 12b-1. Incorporated by Reference to Post-Effective Amendment No. 101 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed April 25, 2002).

(n) Plan Pursuant to Rule 18f-3. Incorporated by Reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 13, 2000).

(o) Power of Attorney. Incorporated by Reference to Post-Effective Amendment No. 104 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed October 17, 2003).

(p) Code of Ethics for Registrant, its Investment Advisers and Principal Underwriters. Incorporated by Reference to Post-Effective Amendment No. 106 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582 (Filed December 19, 2003).


Item 24.    Persons Controlled By or Under Common Control with Registrant.
--------    --------------------------------------------------------------

            No person is controlled by or under common control with the Registrant.

Item 25.    Indemnification.
-------     ---------------

            A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

            Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

            Section 9 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Registrant.

            Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

            Section 12 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

            Section 11 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefore.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. The Registrant also maintains Directors and Officers Insurance.

Item 26.    Business and Other Connections of Adviser and Sub-Adviser.
-------     ---------------------------------------------------------

            There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each executive officer of Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------

Claudia Brandon                     Vice President, Neuberger Berman, LLC since 2002;
Vice President/Mutual Fund Board    Employee, Neuberger Berman, LLC since 1999; Secretary,
Relations, NB Management since      Neuberger Berman Advisers Management Trust; Secretary,
May 2000; Vice President, NB        Neuberger Berman Equity Funds; Secretary, Neuberger Berman
Management from 1986-1999.          Income Funds; Secretary, Neuberger Berman Real Estate
                                    Income Fund Inc.; Secretary, Neuberger Berman Intermediate
                                    Municipal Fund Inc.; Secretary, Neuberger Berman New York
                                    Intermediate Municipal Fund Inc.; Secretary, Neuberger
                                    Berman California Intermediate Municipal Fund Inc.;
                                    Secretary, Neuberger Berman Realty Income Fund Inc.;
                                    Secretary, Neuberger Berman Income Opportunity Fund Inc.;
                                    Secretary, Neuberger Berman Real Estate Securities Income
                                    Fund Inc.; Secretary, Neuberger Berman Dividend Advantage
                                    Fund Inc.; Secretary, Neuberger Berman Institutional
                                    Liquidity Series; Secretary, Lehman Brothers Institutional
                                    Liquidity Series; Secretary, Institutional Liquidity Trust.

Thomas J. Brophy                    Managing Director, Neuberger Berman, LLC.
Vice President, NB Management
since March 2000.

Steven R. Brown                     Managing Director, Neuberger Berman, LLC; Portfolio
Vice President, NB Management       Manager, Neuberger Berman Real Estate Income Fund, Inc.;
since 2002.                         Portfolio Manager, Neuberger Berman Realty Income Fund
                                    Inc.; Portfolio Manager, Neuberger Berman Income
                                    Opportunity Fund Inc.; Portfolio Manager, Neuberger Berman
                                    Real Estate Securities Income Fund Inc.; Portfolio
                                    Manager, Neuberger Berman Dividend Advantage Fund Inc.

Lori Canell                         Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Brooke A. Cobb                      Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Robert Conti                        Vice President, Neuberger Berman, LLC; Vice President,
Senior Vice President,              Neuberger Berman Income Funds; Vice President, Neuberger
NB Management since November        Berman Equity Funds; Vice President, Neuberger Berman
2000; Treasurer, NB Management      Advisers Management Trust; Vice President, Neuberger
until May 2000.                     Berman Real Estate Income Fund Inc.; Vice President,
                                    Neuberger Berman Intermediate Municipal Fund Inc.; Vice
                                    President Neuberger Berman New York Intermediate Municipal
                                    Fund Inc.; Vice President, Neuberger Berman California
                                    Intermediate Municipal Fund Inc.; Vice President,
                                    Neuberger Berman Realty Income Fund Inc.; Vice President,
                                    Neuberger Berman Income Opportunity Fund Inc.; Vice
                                    President, Neuberger Berman Real Estate Securities Income
                                    Fund Inc.; Vice President, Neuberger Berman Dividend
                                    Advantage Fund Inc.; Vice President, Neuberger Berman
                                    Institutional Liquidity Series; Vice President, Lehman
                                    Brothers Institutional Liquidity Series; Vice President,
                                    Institutional Liquidity Trust.

Robert B. Corman                    Managing Director, Neuberger Berman, LLC; Portfolio
Vice President, NB Management       Manager, Neuberger Berman Focus Fund.
since 2003.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------

Daniella Coules                     Managing Director, Neuberger Berman, LLC; Portfolio
Vice President, NB Management       Manager, Neuberger Berman Income Opportunity Fund Inc.
since 2002.

Robert W. D'Alelio                  Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Ingrid Dyott                        Vice President, Neuberger Berman, LLC.
Vice President, NB Management.

Michael F. Fasciano                 Managing Director, Neuberger Berman, LLC since March 2001;
Vice President, NB Management       President, Fasciano Company Inc. until March 2001;
since March 2001.                   Portfolio Manager, Fasciano Fund Inc. until March 2001.

Robert S. Franklin                  Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Brian P. Gaffney                    Managing Director, Neuberger Berman, LLC since 1999; Vice
Senior Vice President,              President, Neuberger Berman Income Funds; Vice President,
NB Management since November        Neuberger Berman Equity Funds; Vice President, Neuberger
2000; Vice President, NB            Berman Advisers Management Trust; Vice President,
Management from April 1997          Neuberger Berman Real Estate Income Fund Inc.; Vice
through November 1999.              President, Neuberger Berman Intermediate Municipal Fund
                                    Inc.; Vice President, Neuberger Berman New York
                                    Intermediate Municipal Fund Inc.; Vice President,
                                    Neuberger Berman California Intermediate Municipal Fund
                                    Inc.; Vice President, Neuberger Berman Realty Income Fund
                                    Inc.; Vice President, Neuberger Berman Income Opportunity
                                    Fund Inc.; Vice President, Neuberger Berman Real Estate
                                    Securities Income Fund Inc.; Vice President, Neuberger
                                    Berman Dividend Advantage Fund Inc.; Vice President,
                                    Neuberger Berman Institutional Liquidity Series; Vice
                                    President, Lehman Brothers Institutional Liquidity Series;
                                    Vice President, Institutional Liquidity Trust.

Robert I. Gendelman                 Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Thomas E. Gengler, Jr.              Senior Vice President, Neuberger Berman, LLC since
Senior Vice President, NB           February 2001; prior thereto, Vice President, Neuberger
Management since March 2001 prior   Berman, LLC since 1999.
thereto, Vice President,
NB Management.

Theodore P. Giuliano                Managing Director, Neuberger Berman, LLC.
Vice President (and Director
until February 2001),
NB Management.

Joseph K. Herlihy                   Senior Vice President and Treasurer, Neuberger Berman,
Treasurer, NB Management.           LLC; Treasurer, Neuberger Berman Inc.

Barbara R. Katersky                 Senior Vice President, Neuberger Berman, LLC.
Senior Vice President,
NB Management.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------

Robert B. Ladd                      Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Kelly M. Landron                    None.
Vice President, NB Management
Inc. since March 2000.

Jeffrey B. Lane                     Chief Executive Officer and President, Neuberger Berman,
Director, NB Management since       LLC; Director, Chief Executive Officer and President,
February 2001.                      Neuberger Berman Inc.; Director, Neuberger Berman Trust
                                    Company from June 1999 until November 2000.

Michael F. Malouf                   Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Robert Matza                        Executive Vice President and Chief Operating Officer,
Director, NB Management since       Neuberger Berman, LLC since January 2001; prior thereto,
April 2000.                         Executive Vice President and Chief Administrative Officer,
                                    Neuberger Berman, LLC; Executive Vice President, Chief
                                    Operating Officer and Director, Neuberger Berman Inc.
                                    since January 2001, prior thereto, Executive Vice
                                    President, Chief Administrative Officer and Director,
                                    Neuberger Berman Inc.

Arthur Moretti                      Managing Director, Neuberger Berman, LLC since June 2001;
Vice President, NB Management       Managing Director, Eagle Capital from January 1999 until
since June 2001.                    June 2001.

S. Basu Mullick                     Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.

Wayne C. Plewniak                   Managing Director, Neuberger Berman, LLC;
Vice President, NB Management       Portfolio Manager, Neuberger Berman Income
since 2002.                         Opportunity Fund Inc.

Janet W. Prindle                    Managing Director, Neuberger Berman, LLC; Director,
Vice President, NB Management.      Neuberger Berman National Trust Company since January
                                    2001; Director, Neuberger Berman Trust Company of
                                    Delaware since April 2001.

Kevin L. Risen                      Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------

Jack L. Rivkin                      Executive Vice President, Neuberger Berman, LLC; Executive
Chairman and Director, NB           Vice President, Neuberger Berman Inc.; President and
Management since December 2002.     Director, Neuberger Berman Real Estate Income Fund Inc;
                                    President and Director, Neuberger Berman Intermediate
                                    Municipal Fund Inc.; President and Director, Neuberger
                                    Berman New York Intermediate Municipal Fund Inc.;
                                    President and Director, Neuberger Berman California
                                    Intermediate Municipal Fund Inc.; President and
                                    Trustee, Neuberger Berman Advisers Management Trust;
                                    President and Trustee, Neuberger Berman Equity Funds;
                                    President and Trustee, Neuberger Berman Income Funds;
                                    President and Director, Neuberger Berman Realty Income
                                    Fund Inc.; President and Director, Neuberger Berman
                                    Income Opportunity Fund Inc.; President and Director,
                                    Neuberger Berman Real Estate Securities Income Fund
                                    Inc.; President and Director, Neuberger Berman
                                    Dividend Advantage Fund Inc.; President and Trustee,
                                    Neuberger Berman Institutional Liquidity Series;
                                    President and Trustee, Lehman Brothers Institutional
                                    Liquidity Series; President and Trustee, Institutional
                                    Liquidity Trust.

Benjamin E. Segal                   Managing Director, Neuberger Berman, LLC since November
Vice President, NB Management.      2000, prior thereto, Vice President, Neuberger Berman, LLC.

Kent C. Simons                      Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Matthew S. Stadler                  Senior Vice President and Chief Financial Officer,
Senior Vice President and Chief     Neuberger Berman, LLC since August 2000, prior thereto,
Financial Officer, NB Management    Controller, Neuberger Berman, LLC from November 1999 to
since August 2000.                  August 2000; Senior Vice President and Chief Financial
                                    Officer, Neuberger Berman Inc. since August 2000; Senior
                                    Vice President and Chief Financial Officer, National
                                    Discount Brokers Group from May 1999 until October 1999.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------

Peter E. Sundman                    Executive Vice President, Neuberger Berman, LLC; Executive
President and Director,             Vice President and Director, Neuberger Berman Inc.;
NB Management.                      Chairman of the Board, Chief Executive Officer and Trustee,
                                    Neuberger Berman Income Funds; Chairman of the Board,
                                    Chief Executive Officer and Trustee, Neuberger Berman
                                    Advisers Management Trust; Chairman of the Board,
                                    Chief Executive Officer and Trustee, Neuberger Berman
                                    Equity Funds; Chairman of the Board, Chief Executive
                                    Officer and Director, Neuberger Berman Real Estate
                                    Income Fund Inc.; Chairman of the Board, Chief
                                    Executive Officer and Director, Neuberger Berman
                                    Intermediate Municipal Fund Inc.; Chairman of the
                                    Board, Chief Executive Officer and Director, Neuberger
                                    Berman New York Intermediate Municipal Fund Inc.;
                                    Chairman of the Board, Chief Executive Officer and
                                    Director, Neuberger Berman California Intermediate
                                    Municipal Fund Inc.; Chairman of the Board, Chief
                                    Executive Officer and Director, Neuberger Berman
                                    Realty Income Fund Inc.; Chairman of the Board, Chief
                                    Executive Officer and Director, Neuberger Berman
                                    Income Opportunity Fund Inc.; Chairman of the Board,
                                    Chief Executive Officer and Director, Neuberger Berman
                                    Real Estate Securities Income Fund Inc.; Chairman of
                                    the Board, Chief Executive Officer and Director,
                                    Neuberger Berman Dividend Advantage Fund Inc.;
                                    Chairman of the Board, Chief Executive Officer and
                                    Trustee, Neuberger Berman Institutional Liquidity
                                    Series; Chairman of the Board, Chief Executive Officer
                                    and Trustee, Lehman Brothers Institutional Liquidity
                                    Series; Chairman of the Board, Chief Executive Officer
                                    and Trustee, Institutional Liquidity Trust.

Judith M. Vale                      Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Allan R. White, III                 Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

            The principal address of NB Management Inc., Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

Item 27.    Principal Underwriters.
-------     ----------------------

       (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger Berman Advisers Management Trust
            Neuberger Berman Income Funds
            Neuberger Berman Institutional Liquidity Series
            Lehman Brothers Institutional Liquidity Series

       (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                                POSITIONS AND OFFICES                       POSITIONS AND OFFICES
NAME                            WITH UNDERWRITER                            WITH REGISTRANT
----                            ----------------                            ---------------
Claudia Brandon                 Vice President/Mutual Fund Board Relations  Secretary
Thomas J. Brophy                Vice President                              None
Steven R. Brown                 Vice President                              None
Lori Canell                     Vice President                              None
Phillip R. Carroll              Chief Compliance Officer                    Chief Compliance Officer
Brooke A. Cobb                  Vice President                              None
Robert Conti                    Senior Vice President                       Vice President
Robert B. Corman                Vice President                              None
Daniella Coules                 Vice President                              None
Robert W. D'Alelio              Vice President                              None
Ingrid Dyott                    Vice President                              None
Michael F. Fasciano             Vice President                              None
Robert S. Franklin              Vice President                              None
Brian P. Gaffney                Senior Vice President                       Vice President
Robert I. Gendelman             Vice President                              None
Thomas E. Gengler, Jr.          Senior Vice President                       None
Maxine L. Gerson                General Counsel and Secretary               None
Theodore P. Giuliano            Vice President                              None
Joseph K. Herlihy               Treasurer                                   None
Barbara R. Katersky             Senior Vice President                       None
Robert B. Ladd                  Vice President                              None
Kelly M. Landron                Vice President                              None
Jeffrey B. Lane                 Director                                    None
Michael F. Malouf               Vice President                              None
Robert Matza                    Director                                    None
Ellen Metzger                   Secretary                                   None
Arthur Moretti                  Vice President                              None
S. Basu Mullick                 Vice President                              None
Wayne C. Plewniak               Vice President                              None
Janet W. Prindle                Vice President                              None
Kevin L. Risen                  Vice President                              None
Jack L. Rivkin                  Chairman and Director                       President and Trustee
Benjamin E. Segal               Vice President                              None
Kent C. Simons                  Vice President                              None

                                POSITIONS AND OFFICES                       POSITIONS AND OFFICES
NAME                            WITH UNDERWRITER                            WITH REGISTRANT
----                            ----------------                            ---------------

Matthew S. Stadler              Senior Vice President and Chief Financial   None
                                Officer
Peter E. Sundman                President and Director                      Trustee and Chairman of the Board
Judith M. Vale                  Vice President                              None
Allan R. White, III             Vice President                              None

       (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.    Location of Accounts and Records.
-------     --------------------------------

            All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 29.    Management Services
-------     -------------------

            Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings
-------     ------------

            None.

                                    SIGNATURES
                                    ----------

         Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant represents that this amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Post-Effective Amendment 109 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 31st day of March 2005.


                                       NEUBERGER BERMAN EQUITY FUNDS


                                       By:    /s/ Jack L. Rivkin
                                            ---------------------
                                       Name:  Jack L. Rivkin*
                                       Title:  President and Trustee

         Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 109 has been signed below by the following persons in the capacities and on the date indicated.


Signature                                                Title                                  Date
---------                                                -----                                  ----
                                             Chairman of the Board, Chief
/s/Peter E. Sundman                          Executive Officer and Trustee                 March 31, 2005
----------------------------------------
Peter E. Sundman*

/s/Jack L. Rivkin                                President and Trustee                     March 31, 2005
----------------------------------------
Jack L. Rivkin*

                                            Acting Treasurer and Principal
/s/John McGovern                            Financial and Accounting Officer               March 31, 2005
----------------------------------------
John McGovern

/s/John Cannon                                          Trustee                            March 31, 2005
----------------------------------------
John Cannon*

/s/Faith Colish                                         Trustee                            March 31, 2005
----------------------------------------
Faith Colish*

/s/C. Anne Harvey                                       Trustee                            March 31, 2005
----------------------------------------
C. Anne Harvey*

/s/Barry Hirsch                                         Trustee                            March 31, 2005
----------------------------------------
Barry Hirsch*

/s/Robert A. Kavesh                                     Trustee                            March 31, 2005
----------------------------------------
Robert A. Kavesh*

/s/Howard a. Mileaf                                     Trustee                            March 31, 2005
----------------------------------------
Howard A. Mileaf*

/s/Edward I. O'Brien                                    Trustee                            March 31, 2005
----------------------------------------
Edward I. O'Brien*


Signature                                                Title                                  Date
---------                                                -----                                  ----

/s/William E. Rulon                                     Trustee                            March 31, 2005
----------------------------------------
William E. Rulon*

/s/Cornelius T. Ryan                                    Trustee                            March 31, 2005
----------------------------------------
Cornelius T. Ryan*

/s/Tom Decker Seip                                      Trustee                            March 31, 2005
----------------------------------------
Tom Decker Seip*

/s/Candace L. Straight                                  Trustee                            March 31, 2005
----------------------------------------
Candace L. Straight*

/s/Peter P. Trapp                                       Trustee                            March 31, 2005
----------------------------------------
Peter P. Trapp*


* Signatures affixed by Arthur C. Delibert on March 31, 2005 pursuant to power of attorney filed with Post-Effective Amendment No. 104 to the Registrant's Registration Statement, File Nos. 2-11357 and 811-582, filed on October 17, 2003.